American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity Fund
November 30, 2020

Avantis Emerging Markets Equity Fund - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Brazil — 5.5%
AES Tiete Energia SA	7,800	23,295
Aliansce Sonae Shopping Centers SA(1)	2,200	10,874
Alpargatas SA, Preference Shares	1,200	9,161
Alupar Investimento SA	1,700	7,765
Ambev SA, ADR	11,695	31,109
Anima Holding SA(1)	200	1,331
Arezzo Industria e Comercio SA	900	11,675
Atacadao SA	1,700	6,321
Azul SA, ADR(1)(2)	455	9,678
B2W Cia Digital(1)	900	11,919
B3 SA - Brasil Bolsa Balcao	8,300	86,960
Banco ABC Brasil SA, Preference Shares	2,400	6,581
Banco Bradesco SA	5,060	20,590
Banco Bradesco SA, ADR	18,231	82,769
Banco BTG Pactual SA	2,100	30,943
Banco do Brasil SA	6,960	44,327
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	6,900	17,155
Banco Inter SA	500	6,804
Banco Inter SA, Preference Shares	2,300	10,475
Banco Mercantil do Brasil SA, Preference Shares	400	1,224
Banco Pan SA, Preference Shares	4,400	7,679
Banco Santander Brasil SA, ADR(2)	2,143	15,601
BB Seguridade Participacoes SA	5,300	28,679
BR Malls Participacoes SA(1)	7,800	14,283
BR Properties SA	5,500	10,728
BrasilAgro - Co. Brasileira de Propriedades Agricolas	300	1,532
Braskem SA, ADR(2)	1,253	10,550
BRF SA, ADR(1)	5,697	23,415
C&A Modas Ltda	2,200	5,429
Camil Alimentos SA	600	1,261
CCR SA	16,700	40,679
Centrais Eletricas Brasileiras SA, ADR(2)	194	1,125
Centrais Eletricas Brasileiras SA, Class B Preference Shares	200	1,199
Cia Brasileira de Distribuicao, ADR	3,783	48,158
Cia de Locacao das Americas	4,400	22,586
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,823	23,431
Cia de Saneamento de Minas Gerais-COPASA	2,700	7,484
Cia de Saneamento do Parana	600	2,808
Cia de Saneamento do Parana, Preference Shares	4,800	4,489
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	400	2,028
Cia Energetica de Minas Gerais, ADR(2)	12,224	29,582
Cia Energetica de Sao Paulo, Class B Preference Shares	3,500	18,319
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	300	1,042
Cia Hering	1,800	5,809
Cia Paranaense de Energia, ADR(2)	1,289	16,473
Cia Siderurgica Nacional SA, ADR(2)	8,491	36,936
Cielo SA	30,500	20,666
Cogna Educacao	5,800	5,175
Construtora Tenda SA	300	1,617

Cosan Logistica SA(1)	3,100	9,889
Cosan SA	1,000	14,656
CPFL Energia SA	900	5,204
Cristal Pigmentos do Brasil SA, Preference Shares	200	980
CVC Brasil Operadora e Agencia de Viagens SA	3,300	11,100
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,700	23,617
Direcional Engenharia SA	400	943
Dommo Energia SA(1)	1,400	348
Duratex SA	5,100	18,125
EcoRodovias Infraestrutura e Logistica SA(1)	3,900	8,728
EDP - Energias do Brasil SA	4,400	15,375
Embraer SA, ADR(1)	2,301	13,737
Enauta Participacoes SA	2,500	4,909
Energisa SA	1,700	14,651
Eneva SA(1)	2,800	30,757
Engie Brasil Energia SA	2,400	19,165
Equatorial Energia SA	6,700	27,238
Eucatex SA Industria e Comercio, Preference Shares(1)	700	963
Even Construtora e Incorporadora SA	2,500	5,824
Ez Tec Empreendimentos e Participacoes SA	1,600	12,298
Fleury SA	1,400	6,943
Fras-Le SA	1,000	1,452
Gafisa SA(1)	1,949	1,546
Gerdau SA, ADR	13,924	58,620
Gol Linhas Aereas Inteligentes SA, ADR(1)	748	6,605
Grazziotin SA, Preference Shares	200	1,173
Grendene SA	7,200	11,262
Grupo SBF SA(1)	1,700	8,463
Guararapes Confeccoes SA	800	2,433
Hapvida Participacoes e Investimentos SA	4,500	11,961
Helbor Empreendimentos SA(1)	720	1,472
Hypera SA	3,300	19,662
Iguatemi Empresa de Shopping Centers SA	200	1,345
Industrias Romi SA	350	807
Instituto Hermes Pardini SA	1,400	5,854
Iochpe Maxion SA	2,900	8,385
IRB Brasil Resseguros S/A	19,114	23,690
Itau Unibanco Holding SA, ADR	14,277	76,382
JBS SA	8,200	35,433
Jereissati Participacoes SA	200	896
JHSF Participacoes SA	10,100	14,064
Kepler Weber SA	200	1,431
Klabin SA	13,400	62,530
Light SA(1)	3,600	15,643
Linx SA	1,500	10,228
Localiza Rent a Car SA	4,180	52,424
Locaweb Servicos de Internet SA(1)	500	6,157
LOG Commercial Properties e Participacoes SA	500	3,257
Log-in Logistica Intermodal SA(1)	1,900	5,444
Lojas Americanas SA, Preference Shares	9,015	38,955
Lojas Renner SA	8,900	74,557
M Dias Branco SA	200	1,208
Magazine Luiza SA	10,400	45,386
Mahle-Metal Leve SA	300	1,104
Marcopolo SA, Preference Shares	14,900	7,648

Marfrig Global Foods SA(1)	4,300	11,758
Marisa Lojas SA(1)	1,500	1,881
Metalurgica Gerdau SA, Preference Shares	1,900	3,667
Mills Estruturas e Servicos de Engenharia SA(1)	3,300	3,893
Minerva SA	4,500	8,425
Movida Participacoes SA	3,700	13,605
MRV Engenharia e Participacoes SA	4,400	15,711
Multiplan Empreendimentos Imobiliarios SA	2,900	12,342
Natura & Co. Holding SA(1)	5,578	52,205
Notre Dame Intermedica Participacoes SA	1,700	21,736
Odontoprev SA	2,500	6,150
Omega Geracao SA(1)	1,000	6,815
Paranapanema SA(1)	200	396
Petro Rio SA(1)	2,800	26,106
Petrobras Distribuidora SA	9,000	34,590
Petroleo Brasileiro SA, ADR	11,336	108,485
Petroleo Brasileiro SA, ADR Preference Shares	14,505	134,171
Porto Seguro SA	1,900	17,091
Portobello SA	1,500	1,915
Profarma Distribuidora de Produtos Farmaceuticos SA(1)	1,200	1,218
Qualicorp Consultoria e Corretora de Seguros SA	4,300	26,728
Raia Drogasil SA	2,500	12,161
Randon SA Implementos e Participacoes, Preference Shares	3,900	10,628
Rumo SA(1)	14,000	49,390
Santos Brasil Participacoes SA	600	538
Sao Carlos Empreendimentos e Participacoes SA	100	892
Sao Martinho SA	3,400	16,824
Ser Educacional SA	200	535
SIMPAR SA(1)	400	2,250
SLC Agricola SA	1,600	8,123
Smiles Fidelidade SA	3,000	11,283
StoneCo Ltd., A Shares(1)	445	32,583
Sul America SA	6,010	47,643
Suzano SA, ADR(1)	4,011	41,835
Tegma Gestao Logistica SA	400	2,038
Telefonica Brasil SA, ADR	2,403	21,026
TIM SA, ADR	2,416	30,272
TOTVS SA	7,000	35,801
Transmissora Alianca de Energia Eletrica SA	4,400	27,078
Trisul SA	300	665
Tupy SA(1)	2,300	9,423
Ultrapar Participacoes SA, ADR	10,380	39,236
Unipar Carbocloro SA, Preference Shares	1,700	12,585
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	7,600	19,633
Vale SA, ADR	21,494	312,953
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA(1)	600	1,080
Via Varejo SA(1)	4,800	15,796
Vivara Participacoes SA	800	3,778
Vulcabras Azaleia SA(1)	600	794
WEG SA	2,400	33,276
Wiz Solucoes e Corretagem de Seguros SA	600	991
YDUQS Participacoes SA	2,900	17,787
		3,030,431
Chile — 0.6%
AES Gener SA	84,871	15,038

Aguas Andinas SA, A Shares	41,965	12,173
Banco de Chile	199,919	17,620
Banco de Credito e Inversiones SA	364	12,708
Banco Santander Chile, ADR(2)	1,359	23,388
Besalco SA	2,057	999
CAP SA	1,611	15,330
Cencosud SA	7,693	13,295
Cencosud Shopping SA	6,154	10,241
Cia Cervecerias Unidas SA, ADR	742	10,618
Cia Sud Americana de Vapores SA(1)	312,998	9,613
Colbun SA	85,998	13,771
Embotelladora Andina SA, Class B Preference Shares	4,667	10,567
Empresa Nacional de Telecomunicaciones SA	3,422	20,750
Empresas CMPC SA	10,158	22,000
Empresas COPEC SA	1,730	13,737
Enel Americas SA, ADR	2,409	17,489
Enel Chile SA	313,182	21,815
Engie Energia Chile SA	7,585	9,159
Falabella SA	4,476	15,339
Grupo Security SA	30,991	5,654
Inversiones Aguas Metropolitanas SA	7,601	5,788
Itau CorpBanca Chile SA	3,424,545	9,933
Latam Airlines Group SA, ADR(1)(2)	802	1,163
Parque Arauco SA	1,251	1,941
Ripley Corp. SA	3,501	1,103
Salfacorp SA	2,048	1,121
Sociedad Quimica y Minera de Chile SA, ADR	477	22,452
		334,805
China — 37.0%
21Vianet Group, Inc., ADR(1)	290	8,219
360 DigiTech, Inc., ADR(1)	2,358	29,239
361 Degrees International Ltd.	6,000	750
3SBio, Inc.(1)	3,000	2,966
51job, Inc., ADR(1)	447	31,513
A-Living Smart City Services Co. Ltd., H Shares	5,750	24,273
AAC Technologies Holdings, Inc.(2)	17,500	98,222
Agile Group Holdings Ltd.	18,000	25,852
Agricultural Bank of China Ltd., H Shares	207,000	77,726
Air China Ltd., H Shares	28,000	22,487
Ajisen China Holdings Ltd.	4,000	552
AK Medical Holdings Ltd.	2,000	3,144
Alibaba Group Holding Ltd., ADR(1)	5,997	1,579,370
Alibaba Health Information Technology Ltd.(1)	6,000	17,689
Alibaba Pictures Group Ltd.(1)	90,000	12,005
Aluminum Corp. of China Ltd., H Shares(1)	60,000	23,534
Angang Steel Co. Ltd., H Shares(2)	4,000	1,716
Anhui Conch Cement Co. Ltd., H Shares	13,000	82,890
Anhui Expressway Co. Ltd., H Shares	10,000	5,690
ANTA Sports Products Ltd.	16,000	218,297
Aoyuan Healthy Life Group Co. Ltd.(1)(2)	4,000	2,610
Asia Cement China Holdings Corp.	8,500	8,455
Atlas Corp.	1,088	12,316
Autohome, Inc., ADR	1,245	117,553
AviChina Industry & Technology Co. Ltd., H Shares	59,000	35,758
BAIC Motor Corp. Ltd., H Shares	47,000	17,628

Baidu, Inc., ADR(1)	2,233	310,365
BAIOO Family Interactive Ltd.	10,000	1,301
Bank of China Ltd., H Shares	600,000	208,226
Bank of Chongqing Co. Ltd., H Shares	11,500	7,083
Bank of Communications Co. Ltd., H Shares	71,000	39,205
BBMG Corp., H Shares	5,000	1,035
Beijing Capital International Airport Co. Ltd., H Shares	40,000	29,842
Beijing Capital Land Ltd., H Shares	6,000	1,065
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	2,500	6,452
Beijing Enterprises Clean Energy Group Ltd.(1)	120,000	910
Beijing Enterprises Holdings Ltd.	1,500	4,841
Beijing Enterprises Water Group Ltd.(1)	30,000	12,131
Beijing North Star Co. Ltd., H Shares	4,000	822
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	4,000	4,815
Bilibili, Inc., ADR(1)(2)	324	20,367
Binjiang Service Group Co. Ltd.	3,000	5,815
BOC Aviation Ltd.	2,700	23,999
Bosideng International Holdings Ltd.(2)	74,000	32,472
Bright Scholar Education Holdings Ltd., ADR	109	704
Brilliance China Automotive Holdings Ltd.	30,000	26,737
BYD Co. Ltd., H Shares(2)	4,500	105,892
BYD Electronic International Co. Ltd.(2)	9,500	47,228
CA Cultural Technology Group Ltd.(1)	4,000	1,335
Cabbeen Fashion Ltd.	11,000	3,923
Canadian Solar, Inc.(1)	1,067	45,625
CanSino Biologics, Inc., H Shares(1)(2)	200	4,361
Canvest Environmental Protection Group Co. Ltd.	15,000	6,336
CAR, Inc.(1)	7,000	3,413
Central China Real Estate Ltd.	18,000	9,643
CGN New Energy Holdings Co. Ltd.(1)	38,000	5,532
CGN Power Co. Ltd., H Shares	111,000	23,794
Chaowei Power Holdings Ltd.	18,000	7,570
Cheetah Mobile, Inc., ADR	309	735
China Aircraft Leasing Group Holdings Ltd.	1,000	908
China Beststudy Education Group	17,000	6,546
China BlueChemical Ltd., H Shares	40,000	7,003
China Cinda Asset Management Co. Ltd., H Shares	151,000	29,443
China CITIC Bank Corp. Ltd., H Shares	84,000	36,197
China Coal Energy Co. Ltd., H Shares	13,000	3,679
China Communications Construction Co. Ltd., H Shares	23,000	11,906
China Communications Services Corp. Ltd., H Shares	48,000	25,608
China Conch Venture Holdings Ltd.	13,500	63,511
China Construction Bank Corp., H Shares	674,000	518,434
China Customer Relations Centers, Inc.(1)	94	446
China Datang Corp. Renewable Power Co. Ltd., H Shares	54,000	7,714
China Dongxiang Group Co. Ltd.	83,000	9,653
China East Education Holdings Ltd.	16,000	35,697
China Eastern Airlines Corp. Ltd., H Shares	14,000	6,241
China Education Group Holdings Ltd.	17,000	33,933
China Energy Development Holdings Ltd.(1)	48,000	744
China Everbright Bank Co. Ltd., H Shares	49,000	19,073
China Everbright Environment Group Ltd.	103,000	56,892
China Everbright Greentech Ltd.(2)	15,000	6,130
China Everbright Ltd.	18,000	25,989
China Evergrande Group(2)	11,000	23,058

China Feihe Ltd.	6,000	14,365
China First Capital Group Ltd.(1)	28,000	430
China Foods Ltd.	22,000	7,885
China Galaxy Securities Co. Ltd., H Shares	57,000	36,635
China Gas Holdings Ltd.	4,600	16,772
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	32,000	27,830
China Harmony Auto Holding Ltd.	31,500	16,510
China High Speed Transmission Equipment Group Co. Ltd.	14,000	10,020
China Hongqiao Group Ltd.	36,500	31,812
China Huarong Asset Management Co. Ltd., H Shares	160,000	18,390
China International Capital Corp. Ltd., H Shares(1)	28,400	65,798
China Jinmao Holdings Group Ltd.	112,000	57,472
China Kepei Education Group Ltd.	6,000	4,642
China Lesso Group Holdings Ltd.	28,000	50,057
China Life Insurance Co. Ltd., ADR(2)	9,576	107,730
China Lilang Ltd.	12,000	8,203
China Literature Ltd.(1)(2)	3,200	24,365
China Logistics Property Holdings Co. Ltd.(1)(2)	3,000	1,551
China Longyuan Power Group Corp. Ltd., H Shares	75,000	63,261
China Maple Leaf Educational Systems Ltd.(2)	42,000	12,464
China Medical System Holdings Ltd.	33,000	33,761
China Meidong Auto Holdings Ltd.	12,000	52,093
China Mengniu Dairy Co. Ltd.(1)	54,000	273,543
China Merchants Bank Co. Ltd., H Shares	36,500	231,159
China Merchants Land Ltd.	40,000	6,043
China Merchants Port Holdings Co. Ltd.	22,756	27,001
China Minsheng Banking Corp. Ltd., H Shares	69,000	37,722
China Mobile Ltd., ADR	8,885	265,217
China Modern Dairy Holdings Ltd.(1)(2)	79,000	13,391
China Molybdenum Co. Ltd., H Shares	9,000	4,200
China National Building Material Co. Ltd., H Shares	74,000	96,474
China New Higher Education Group Ltd.	28,000	17,717
China Oil & Gas Group Ltd.(1)	40,000	2,196
China Oilfield Services Ltd., H Shares	16,000	12,003
China Oriental Group Co. Ltd.(2)	26,000	7,788
China Overseas Grand Oceans Group Ltd.	18,000	10,690
China Overseas Land & Investment Ltd.	42,000	100,469
China Overseas Property Holdings Ltd.	5,000	3,262
China Pacific Insurance Group Co. Ltd., H Shares	26,600	97,928
China Petroleum & Chemical Corp., ADR	1,574	70,956
China Pioneer Pharma Holdings Ltd.	22,000	2,774
China Power International Development Ltd.	143,000	28,698
China Railway Construction Corp. Ltd., H Shares	22,500	14,800
China Railway Group Ltd., H Shares	61,000	30,034
China Railway Signal & Communication Corp. Ltd., H Shares(2)	31,000	10,975
China Reinsurance Group Corp., H Shares	43,000	4,533
China Renaissance Holdings Ltd.(1)	3,300	6,497
China Resources Beer Holdings Co. Ltd.	8,000	59,255
China Resources Cement Holdings Ltd.	64,000	79,275
China Resources Gas Group Ltd.	10,000	47,476
China Resources Land Ltd.	32,000	134,669
China Resources Medical Holdings Co. Ltd.	9,000	6,764
China Resources Pharmaceutical Group Ltd.	9,500	5,118
China Resources Power Holdings Co. Ltd.	52,000	55,331
China SCE Group Holdings Ltd.	34,000	15,505

China Shenhua Energy Co. Ltd., H Shares	40,500	77,920
China Shineway Pharmaceutical Group Ltd.	8,000	5,454
China South City Holdings Ltd.	82,000	8,857
China Southern Airlines Co. Ltd., H Shares(1)	18,000	11,023
China State Construction International Holdings Ltd.	42,000	27,663
China Sunshine Paper Holdings Co. Ltd.(1)	7,000	1,446
China Suntien Green Energy Corp. Ltd., H Shares	14,000	3,662
China Taiping Insurance Holdings Co. Ltd.	24,000	42,475
China Telecom Corp. Ltd., ADR	2,106	63,412
China Tobacco International HK Co. Ltd.	3,000	6,243
China Tower Corp. Ltd., H Shares	410,000	64,709
China Traditional Chinese Medicine Holdings Co. Ltd.	24,000	11,310
China Travel International Investment Hong Kong Ltd.(1)	60,000	8,434
China Unicom (Hong Kong) Ltd., ADR	5,948	35,747
China Vanke Co. Ltd., H Shares	11,100	42,116
China Water Affairs Group Ltd.	8,000	6,278
China Xinhua Education Group Ltd.	17,000	5,621
China XLX Fertiliser Ltd.	4,000	1,333
China Yongda Automobiles Services Holdings Ltd.	24,500	41,944
China Youzan Ltd.(1)	32,000	8,485
China Yuchai International Ltd.	512	8,622
China Yuhua Education Corp. Ltd.	36,000	33,943
China ZhengTong Auto Services Holdings Ltd.(1)(2)	9,000	1,254
China Zhongwang Holdings Ltd.(1)	20,400	4,453
Chinasoft International Ltd.(1)	10,000	10,645
Chongqing Rural Commercial Bank Co. Ltd., H Shares	50,000	21,440
CIFI Holdings Group Co. Ltd.	20,000	17,213
CIMC Enric Holdings Ltd.(2)	12,000	6,861
CITIC Ltd.	50,000	38,873
CITIC Resources Holdings Ltd.(1)	18,000	674
CITIC Securities Co. Ltd., H Shares	11,500	25,929
CNOOC Ltd., ADR	2,089	206,247
COFCO Joycome Foods Ltd.(2)	4,000	1,341
Cogobuy Group(1)	23,000	4,992
Colour Life Services Group Co. Ltd.(1)(2)	2,000	952
Concord New Energy Group Ltd.	120,000	6,586
Consun Pharmaceutical Group Ltd.	11,000	4,385
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	20,000	8,767
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	61,000	57,296
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	5,570
COSCO SHIPPING Ports Ltd.	43,929	28,884
Country Garden Holdings Co. Ltd.	106,123	139,537
Country Garden Services Holdings Co. Ltd.	18,000	100,920
CPMC Holdings Ltd.	3,000	1,353
CRRC Corp. Ltd., H Shares	25,000	9,993
CSPC Pharmaceutical Group Ltd.	179,200	173,389
DaFa Properties Group Ltd.	2,000	1,776
Dali Foods Group Co. Ltd.	47,000	29,045
Daqo New Energy Corp., ADR(1)	1,370	58,937
Datang International Power Generation Co. Ltd., H Shares(2)	6,000	804
Dawnrays Pharmaceutical Holdings Ltd.	7,000	991
Dexin China Holdings Co. Ltd.(1)	5,000	1,910
Digital China Holdings Ltd.(2)	19,000	14,858
Dongfeng Motor Group Co. Ltd., Class H	50,000	51,718
Dongyue Group Ltd.	19,000	9,884

Duiba Group Ltd.(1)	16,000	4,906
E-House China Enterprise Holdings Ltd.	5,400	4,935
ENN Energy Holdings Ltd.	7,500	98,872
Essex Bio-technology Ltd.	2,000	1,085
Ever Sunshine Lifestyle Services Group Ltd.	10,000	17,577
Fanhua, Inc., ADR(2)	733	10,438
Fantasia Holdings Group Co. Ltd.(1)(2)	48,000	9,293
Far East Horizon Ltd.	32,000	34,000
FinVolution Group, ADR	5,005	10,911
Fosun International Ltd.	33,500	48,250
Fountain SET Holdings Ltd.	6,000	705
Fu Shou Yuan International Group Ltd.	16,000	16,058
Fufeng Group Ltd.(1)	20,000	7,609
Fuyao Glass Industry Group Co. Ltd., H Shares	5,200	24,920
GCL-Poly Energy Holdings Ltd.(1)(2)	180,000	18,150
GDS Holdings Ltd., ADR(1)	612	55,098
Geely Automobile Holdings Ltd.	104,000	289,939
Gemdale Properties & Investment Corp. Ltd.	186,000	30,659
Genertec Universal Medical Group Co. Ltd.	10,000	7,670
Genscript Biotech Corp.(1)	26,000	37,450
GF Securities Co. Ltd., H Shares	19,800	27,480
Global Cord Blood Corp.(1)(2)	225	902
Glory Sun Financial Group Ltd.(1)(2)	140,000	6,470
Great Wall Motor Co. Ltd., H Shares	60,000	121,633
Greatview Aseptic Packaging Co. Ltd.	3,000	1,530
Greenland Hong Kong Holdings Ltd.	22,000	6,769
Greentown Service Group Co. Ltd.	34,000	39,575
GSX Techedu, Inc., ADR(1)(2)	221	14,208
Guangdong Investment Ltd.	12,000	19,947
Guangzhou Automobile Group Co. Ltd., H Shares	32,000	34,203
Guangzhou R&F Properties Co. Ltd., H Shares	13,600	17,741
Guorui Properties Ltd.	29,000	3,500
Guotai Junan Securities Co. Ltd., H Shares	4,400	6,473
Haichang Ocean Park Holdings Ltd.(1)	8,000	449
Haidilao International Holding Ltd.	3,000	19,583
Haier Electronics Group Co. Ltd.	14,000	66,572
Hainan Meilan International Airport Co. Ltd., H Shares(1)	7,000	28,364
Haitian International Holdings Ltd.	16,000	43,239
Haitong Securities Co. Ltd., H Shares	28,000	23,970
Hansoh Pharmaceutical Group Co. Ltd.(1)	18,000	86,604
Harbin Electric Co. Ltd., H Shares(1)	4,000	1,303
Hebei Construction Group Corp. Ltd., H Shares(2)	3,000	8,522
Hengan International Group Co. Ltd.	13,500	92,822
Hi Sun Technology China Ltd.(1)	21,000	2,386
Hisense Home Appliances Group Co. Ltd., H Shares	10,000	15,008
HKC Holdings Ltd.	2,000	952
Hollysys Automation Technologies Ltd.	682	8,600
Homeland Interactive Technology Ltd.	12,000	8,279
Hopson Development Holdings Ltd.	24,000	62,038
Hua Hong Semiconductor Ltd.(1)	9,000	44,989
Huabao International Holdings Ltd.(2)	29,000	39,342
Huadian Power International Corp. Ltd., H Shares	30,000	7,940
Huami Corp., ADR(1)(2)	597	7,439
Huaneng Power International, Inc., H Shares	78,000	30,119
Huatai Securities Co. Ltd., H Shares	20,600	32,066

Huaxi Holdings Co. Ltd.	4,000	1,189
Huazhu Group Ltd., ADR	1,636	81,440
Huifu Payment Ltd.(1)(2)	16,800	5,190
Huijing Holdings Co. Ltd.(2)	26,000	6,851
HUYA, Inc., ADR(1)(2)	252	5,214
iDreamSky Technology Holdings Ltd.(1)(2)	9,600	4,735
IGG, Inc.	35,000	35,049
IMAX China Holding, Inc.	700	1,213
Industrial & Commercial Bank of China Ltd., H Shares	367,000	228,601
Inke Ltd.(1)	38,000	5,135
Innovent Biologics, Inc.(1)	1,500	9,896
Inspur International Ltd.(1)	4,000	969
iQIYI, Inc., ADR(1)	951	21,264
JD.com, Inc., ADR(1)	7,427	633,894
Jiangsu Expressway Co. Ltd., H Shares	24,000	27,015
Jiangxi Copper Co. Ltd., H Shares	22,000	36,084
Jiayuan International Group Ltd.	18,000	7,118
Jingrui Holdings Ltd.	6,000	1,604
JinkoSolar Holding Co. Ltd., ADR(1)(2)	866	59,789
Jiumaojiu International Holdings Ltd.(1)	2,000	4,540
JNBY Design Ltd.	6,500	7,378
JOYY, Inc., ADR	959	85,418
Kaisa Group Holdings Ltd.(1)	67,000	35,325
Kandi Technologies Group, Inc.(1)(2)	639	6,237
Kasen International Holdings Ltd.(1)	3,000	298
KE Holdings, Inc., ADR(1)	3,071	200,628
Kingboard Holdings Ltd.	15,500	59,421
Kingboard Laminates Holdings Ltd.	29,500	47,782
Kingdee International Software Group Co. Ltd.(1)	29,000	101,540
Kingsoft Corp. Ltd.	3,000	15,122
Kunlun Energy Co. Ltd.	38,000	28,467
KWG Group Holdings Ltd.	35,000	47,970
KWG Living Group Holdings Ltd.(1)	17,500	13,547
Lee & Man Chemical Co. Ltd.	4,000	1,647
Lee & Man Paper Manufacturing Ltd.	38,000	30,797
Lee's Pharmaceutical Holdings Ltd.	2,000	1,210
Lenovo Group Ltd.	72,000	51,427
LexinFintech Holdings Ltd., ADR(1)	2,338	17,465
Li Ning Co. Ltd.	41,500	225,672
Logan Group Co. Ltd.	30,000	50,000
Longfor Group Holdings Ltd.	8,500	55,222
Lonking Holdings Ltd.	74,000	21,403
Luye Pharma Group Ltd.(2)	75,000	43,564
Maanshan Iron & Steel Co. Ltd., H Shares	4,000	1,218
Maoyan Entertainment(1)(2)	800	1,361
Meitu, Inc.(1)	30,000	5,774
Meituan, Class B(1)	7,700	288,972
Metallurgical Corp. of China Ltd., H Shares	5,000	907
Midea Real Estate Holding Ltd.	600	1,397
Minsheng Education Group Co. Ltd.	34,000	5,005
MMG Ltd.(1)(2)	64,000	27,971
Momo, Inc., ADR	1,519	21,843
Mulsanne Group Holding Ltd.(1)(2)	2,500	1,516
Nam Tai Property, Inc.(1)	124	622
NetDragon Websoft Holdings Ltd.	7,500	16,394

NetEase, Inc., ADR	2,875	259,814
New China Life Insurance Co. Ltd., H Shares	14,300	59,646
New Oriental Education & Technology Group, Inc., ADR(1)	795	131,056
Nexteer Automotive Group Ltd.(2)	20,000	21,146
Nine Dragons Paper Holdings Ltd.	39,000	50,931
NIO, Inc., ADR(1)	4,642	234,560
Niu Technologies, ADR(1)(2)	119	3,549
Noah Holdings Ltd., ADR(1)	756	22,378
OneSmart International Education Group Ltd., ADR(1)	516	2,090
Pacific Millennium Packaging Group Corp.	2,000	1,422
Pacific Online Ltd.	6,000	907
PAX Global Technology Ltd.	17,000	10,605
People's Insurance Co. Group of China Ltd. (The), H Shares	62,000	19,518
Perennial Energy Holdings Ltd.	15,000	18,153
PetroChina Co. Ltd., ADR(2)	1,474	46,947
PICC Property & Casualty Co. Ltd., H Shares	60,000	49,258
Pinduoduo, Inc., ADR(1)	985	136,728
Ping An Healthcare and Technology Co. Ltd.(1)(2)	7,100	86,391
Ping An Insurance Group Co. of China Ltd., H Shares	48,506	568,165
Poly Property Group Co. Ltd.	34,000	10,523
Postal Savings Bank of China Co. Ltd., H Shares	79,000	44,432
Pou Sheng International Holdings Ltd.(1)	61,000	15,539
Powerlong Commercial Management Holdings Ltd.	5,500	15,048
Powerlong Real Estate Holdings Ltd.	31,000	22,426
Prinx Chengshan Cayman Holding Ltd.	6,000	6,216
PW Medtech Group Ltd.(1)	7,000	1,825
Q Technology Group Co. Ltd.	10,000	12,923
Qingling Motors Co. Ltd., H Shares	6,000	1,179
Qudian, Inc., ADR(1)(2)	1,559	2,011
Redsun Properties Group Ltd.	35,000	12,707
Road King Infrastructure Ltd.	5,000	6,690
Ronshine China Holdings Ltd.(1)	11,000	8,275
Sany Heavy Equipment International Holdings Co. Ltd.	17,000	9,882
Scholar Education Group	5,000	10,402
Semiconductor Manufacturing International Corp.(1)	27,500	77,349
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	8,000	16,507
Shanghai Electric Group Co. Ltd., H Shares(1)	40,000	11,515
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	3,500	14,732
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	8,000	4,691
Shanghai Haohai Biological Technology Co. Ltd., H Shares	200	1,188
Shanghai Industrial Holdings Ltd.	8,000	11,856
Shanghai Industrial Urban Development Group Ltd.	1,600	169
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	15,400	26,091
Sheng Ye Capital Ltd.(2)	8,000	5,711
Shenzhen Expressway Co. Ltd., H Shares(2)	18,000	17,904
Shenzhen International Holdings Ltd.	21,500	35,352
Shenzhen Investment Ltd.	80,000	29,096
Shenzhou International Group Holdings Ltd.	11,600	191,138
Shimao Group Holdings Ltd.	20,000	72,950
Shirble Department Store Holdings China Ltd.	8,000	341
Shoucheng Holdings Ltd.	7,200	2,310
Shougang Fushan Resources Group Ltd.	62,000	15,667
Shui On Land Ltd.	64,000	8,815
Sichuan Languang Justbon Services Group Co. Ltd., H Shares	1,000	3,709
Sihuan Pharmaceutical Holdings Group Ltd.	105,000	12,081

Silver Grant International Holdings Group Ltd.(1)	8,000	952
Sina Corp.(1)	1,621	70,238
Sino Biopharmaceutical Ltd.	22,500	22,358
Sino-Ocean Group Holding Ltd.	48,000	10,113
Sinofert Holdings Ltd.(1)	12,000	1,176
Sinopec Engineering Group Co. Ltd., H Shares	44,000	19,412
Sinopec Kantons Holdings Ltd.	30,000	11,115
Sinopec Shanghai Petrochemical Co. Ltd., ADR(2)	365	7,993
Sinopharm Group Co. Ltd., H Shares	2,800	6,902
Sinosoft Technology Group Ltd.(1)	22,000	3,674
Sinotrans Ltd., H Shares	4,000	1,421
Sinotruk Hong Kong Ltd.	22,000	54,682
Skyfame Realty Holdings Ltd.	46,000	6,049
Skyworth Group Ltd.(1)(2)	40,487	11,088
Sogou, Inc., ADR(1)	1,368	12,066
SOHO China Ltd.(1)	31,500	9,769
Sohu.com Ltd., ADR(1)	496	9,107
Sparkle Roll Group Ltd.(1)	136,000	4,199
SSY Group Ltd.	28,000	17,128
Sun Art Retail Group Ltd.	45,500	47,842
Sun King Technology Group Ltd.	42,000	8,686
Sunac China Holdings Ltd.	12,000	45,786
Sunac Services Holdings Ltd.(1)	386	595
Sunny Optical Technology Group Co. Ltd.	15,400	303,475
TAL Education Group, ADR(1)	2,840	198,970
TCL Electronics Holdings Ltd.(1)	30,000	23,575
Tencent Holdings Ltd.	23,900	1,739,703
Tencent Music Entertainment Group, ADR(1)	1,148	19,240
Texhong Textile Group Ltd.	8,000	7,307
Tian Ge Interactive Holdings Ltd.(1)	5,000	464
Tiangong International Co. Ltd.	12,000	5,243
Tianjin Port Development Holdings Ltd.	12,000	917
Tianli Education International Holdings Ltd.(1)	43,000	42,692
Tianneng Power International Ltd.(2)	26,000	54,182
Times China Holdings Ltd.	11,000	16,017
Times Neighborhood Holdings Ltd.	17,000	16,903
Tingyi Cayman Islands Holding Corp.	44,000	74,337
Tong Ren Tang Technologies Co. Ltd., H Shares	9,000	6,387
Tongcheng-Elong Holdings Ltd.(1)	4,800	8,880
Tongda Group Holdings Ltd.(2)	110,000	7,105
Topsports International Holdings Ltd.	15,000	22,361
Towngas China Co. Ltd.(1)	11,000	5,019
TravelSky Technology Ltd., H Shares	2,000	4,537
Trigiant Group Ltd.(1)	6,000	619
Trip.com Group Ltd., ADR(1)	1,757	59,018
Truly International Holdings Ltd.(1)(2)	8,000	972
Tsingtao Brewery Co. Ltd., H Shares	10,000	97,318
Uni-President China Holdings Ltd.	32,000	28,914
United Strength Power Holdings Ltd.	2,000	2,040
Vinda International Holdings Ltd.	11,000	31,479
Vipshop Holdings Ltd., ADR(1)	12,243	312,686
Want Want China Holdings Ltd.	95,000	64,084
Wasion Holdings Ltd.	6,000	1,709
Weibo Corp., ADR(1)(2)	624	26,364
Weichai Power Co. Ltd., H Shares	42,000	85,918

West China Cement Ltd.	60,000	9,347
Wharf Holdings Ltd. (The)	18,000	44,514
Wisdom Education International Holdings Co. Ltd.(2)	12,000	5,783
WuXi AppTec Co. Ltd., H Shares(2)	140	2,099
Wuxi Biologics, Inc.(1)	10,500	104,406
XD, Inc.(1)	1,400	6,753
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	13,000	25,572
Xiamen International Port Co. Ltd., H Shares	8,000	856
Xiaomi Corp., Class B(1)	51,400	176,352
Xingda International Holdings Ltd.	30,896	7,517
Xinyi Energy Holdings Ltd.	18,000	10,297
Xinyi Solar Holdings Ltd.	60,541	109,116
XPeng, Inc., ADR(1)(2)	418	24,562
XTEP International Holdings Ltd.	30,500	12,904
Xunlei Ltd., ADR(1)(2)	202	580
Yadea Group Holdings Ltd.	38,000	68,200
Yanzhou Coal Mining Co. Ltd., H Shares	30,000	24,726
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(2)	2,400	3,123
Yihai International Holding Ltd.(1)	6,000	70,487
Yincheng International Holding Co. Ltd.	4,000	1,243
Yixin Group Ltd.(1)(2)	46,000	11,265
Yuexiu Property Co. Ltd.	86,000	17,881
Yuexiu Transport Infrastructure Ltd.	26,000	16,469
Yum China Holdings, Inc.	6,683	376,788
Yuzhou Group Holdings Co. Ltd.	41,881	16,611
Zhaojin Mining Industry Co. Ltd., H Shares	45,500	58,787
Zhejiang Expressway Co. Ltd., H Shares	38,000	27,077
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	6,400	6,761
Zhenro Properties Group Ltd.	16,000	9,846
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	2,200	10,662
Zhongliang Holdings Group Co. Ltd.	14,000	9,225
Zhongsheng Group Holdings Ltd.	15,500	115,825
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	16,500	15,049
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	10,300	32,475
Zijin Mining Group Co. Ltd., H Shares	84,000	84,247
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	14,800	15,380
ZTE Corp., H Shares	1,400	3,630
ZTO Express Cayman, Inc., ADR	4,055	114,513
		20,519,596
Colombia — 0.2%
Banco Davivienda SA, Preference Shares	1,082	8,539
Bancolombia SA	337	2,587
Bancolombia SA, ADR	369	11,236
Cementos Argos SA	9,359	13,012
Corp. Financiera Colombiana SA(1)	3,119	25,412
Ecopetrol SA, ADR(2)	1,146	13,202
Grupo Argos SA	6,893	23,001
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	1,067
Interconexion Electrica SA ESP	2,331	14,901
		112,957
Czech Republic — 0.1%
CEZ AS	1,398	29,590
Komercni banka AS(1)	647	17,279
Moneta Money Bank AS(1)	3,101	9,239
		56,108

Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	11,597	44,902
Greece — 0.3%
Aegean Airlines SA(1)	410	2,192
Alpha Bank AE(1)	18,230	15,566
Athens Water Supply & Sewage Co. SA	574	4,759
Attica Bank SA(1)	2,201	593
Eurobank Ergasias Services and Holdings SA(1)	23,758	13,780
Fourlis Holdings SA(1)	301	1,446
GEK Terna Holding Real Estate Construction SA(1)	1,659	14,431
Hellenic Petroleum SA	215	1,369
Hellenic Telecommunications Organization SA	1,194	19,898
JUMBO SA	330	5,902
Motor Oil Hellas Corinth Refineries SA	917	11,716
Mytilineos SA	418	5,435
National Bank of Greece SA(1)	6,706	12,036
Piraeus Bank SA(1)	10,406	13,791
Public Power Corp. SA(1)	1,790	14,690
Terna Energy SA	691	10,629
Titan Cement International SA(1)	452	7,334
Viohalco SA	450	1,911
		157,478
Hong Kong†
Yongsheng Advanced Materials Co. Ltd.	5,000	1,400
Hungary — 0.2%
Magyar Telekom Telecommunications plc	10,305	13,291
MOL Hungarian Oil & Gas plc(1)	4,315	28,834
OTP Bank Nyrt(1)	1,550	61,299
Richter Gedeon Nyrt	707	16,769
		120,193
India — 9.3%
Aarti Drugs Ltd.	1,000	9,533
Adani Enterprises Ltd.	2,037	10,879
Adani Gas Ltd.	1,685	7,835
Adani Ports & Special Economic Zone Ltd.	6,946	38,275
Adani Transmission Ltd.(1)	2,093	10,625
AIA Engineering Ltd.	250	6,239
Alembic Pharmaceuticals Ltd.	891	11,999
Alkyl Amines Chemicals	218	11,805
Amara Raja Batteries Ltd.	928	11,840
Ambuja Cements Ltd.	8,422	29,526
APL Apollo Tubes Ltd.(1)	199	9,029
Apollo Hospitals Enterprise Ltd.	725	22,809
Apollo Tyres Ltd.	7,430	18,489
Ashok Leyland Ltd.	5,779	7,185
Asian Paints Ltd.	621	18,470
Astral Poly Technik Ltd.	464	9,140
Atul Ltd.	257	21,788
AU Small Finance Bank Ltd.(1)	441	4,965
Aurobindo Pharma Ltd.	5,705	66,878
Avanti Feeds Ltd.	994	6,998
Avenue Supermarts Ltd.(1)	184	5,688
Axis Bank Ltd., GDR(1)	1,866	73,847
Bajaj Auto Ltd.	481	20,528
Bajaj Consumer Care Ltd.	1,965	5,414

Bajaj Electricals Ltd.(1)	1,497	11,551
Bajaj Finance Ltd.	774	50,785
Bajaj Finserv Ltd.	254	29,802
Balkrishna Industries Ltd.	1,126	25,157
Bandhan Bank Ltd.(1)	12,643	62,565
BASF India Ltd.	481	10,745
Bata India Ltd.	341	7,237
Berger Paints India Ltd.	829	7,205
Bharat Forge Ltd.	1,126	7,659
Bharat Heavy Electricals Ltd.(1)	16,350	7,192
Bharat Petroleum Corp. Ltd.	7,523	37,861
Bharti Airtel Ltd.	7,381	46,144
Bharti Infratel Ltd.	3,023	8,853
Biocon Ltd.(1)	1,056	6,076
Birla Corp. Ltd.	1,175	11,162
Birlasoft Ltd.	11,057	29,465
Bosch Ltd.	97	16,657
Britannia Industries Ltd.	139	6,796
Can Fin Homes Ltd.	1,008	6,525
Canara Bank(1)	5,192	7,228
CCL Products India Ltd.	1,635	5,866
Ceat Ltd.	821	12,614
Central Depository Services India Ltd.	1,383	9,138
Century Plyboards India Ltd.	3,085	8,319
Century Textiles & Industries Ltd.	1,098	5,189
CESC Ltd.	405	3,165
CG Power & Industrial Solutions Ltd.(1)	22,490	12,496
Chambal Fertilizers and Chemicals Ltd.	4,955	13,569
Cholamandalam Investment and Finance Co. Ltd.	2,994	15,631
Cipla Ltd.	2,621	26,232
City Union Bank Ltd.	4,898	12,265
Coal India Ltd.	16,316	27,641
Cochin Shipyard Ltd.	945	4,669
Coforge Ltd.	315	10,201
Colgate-Palmolive India Ltd.	625	12,717
Container Corp. of India Ltd.	978	5,333
Coromandel International Ltd.	1,592	17,790
Crompton Greaves Consumer Electricals Ltd.	3,613	14,888
Dabur India Ltd.	1,659	11,144
Dalmia Bharat Ltd.	678	10,080
DCB Bank Ltd.(1)	2,843	4,101
Deepak Nitrite Ltd.	1,000	11,646
Dhani Services Ltd.	4,561	17,117
Dish TV India Ltd.(1)	40,713	5,604
Divi's Laboratories Ltd.	342	16,434
DLF Ltd.	9,125	22,876
Dr Lal PathLabs Ltd.	172	5,299
Dr Reddy's Laboratories Ltd., ADR	1,238	81,200
eClerx Services Ltd.	985	9,615
Edelweiss Financial Services Ltd.(1)	15,782	14,801
Eicher Motors Ltd.	220	7,462
EID Parry India Ltd.(1)	2,444	11,399
Emami Ltd.	2,090	12,374
Endurance Technologies Ltd.	611	9,520
Engineers India Ltd.	4,645	4,603

Equitas Holdings Ltd.	6,013	5,617
Eris Lifesciences Ltd.	765	5,381
Escorts Ltd.	1,151	21,796
Exide Industries Ltd.	5,216	13,007
FDC Ltd.	1,453	6,677
Federal Bank Ltd.(1)	23,188	19,640
Fortis Healthcare Ltd.(1)	5,887	11,941
Future Lifestyle Fashions Ltd.(1)	1,257	1,597
GAIL India Ltd.	8,113	11,233
Glenmark Pharmaceuticals Ltd.	4,468	28,431
Godrej Consumer Products Ltd.	1,224	11,560
Granules India Ltd.	4,707	26,195
Graphite India Ltd.	1,876	6,157
Grasim Industries Ltd.	3,301	39,010
Gujarat Pipavav Port Ltd.	5,912	7,711
Gujarat State Petronet Ltd.	2,534	7,501
Havells India Ltd.	701	7,583
HCL Technologies Ltd.	8,432	93,549
HDFC Asset Management Co. Ltd.	377	12,913
HDFC Life Insurance Co. Ltd.(1)	810	7,017
HEG Ltd.	507	5,506
HeidelbergCement India Ltd.	1,854	5,198
Hero MotoCorp Ltd.	1,339	55,921
Hindalco Industries Ltd.	17,088	52,176
Hindustan Petroleum Corp. Ltd.	12,037	33,997
Hindustan Unilever Ltd.	4,074	117,591
Housing Development Finance Corp. Ltd.	5,183	158,256
ICICI Bank Ltd., ADR(1)	3,123	40,162
ICICI Lombard General Insurance Co. Ltd.(1)	346	6,777
ICICI Prudential Life Insurance Co. Ltd.(1)	1,107	6,566
ICICI Securities Ltd.	1,089	6,592
IDFC First Bank Ltd.(1)	14,704	7,220
IDFC Ltd.(1)	18,066	10,145
IIFL Finance Ltd.	3,382	4,514
India Cements Ltd. (The)	2,690	5,757
Indiabulls Housing Finance Ltd.	8,511	21,470
Indiabulls Real Estate Ltd.(1)	5,663	4,895
Indian Hotels Co. Ltd. (The)	3,722	5,870
Indian Oil Corp. Ltd.	9,357	10,630
Indo Count Industries Ltd.	3,348	7,000
Indraprastha Gas Ltd.	747	4,977
Info Edge India Ltd.	188	10,856
Infosys Ltd., ADR	21,685	330,046
Inox Leisure Ltd.(1)	1,813	6,647
InterGlobe Aviation Ltd.(1)	474	9,615
IOL Chemicals and Pharmaceuticals Ltd.	943	9,940
Ipca Laboratories Ltd.	680	19,882
IRB Infrastructure Developers Ltd.	4,609	7,357
JB Chemicals & Pharmaceuticals Ltd.	959	12,874
Jindal Saw Ltd.	8,035	7,512
Jindal Steel & Power Ltd.(1)	10,525	34,644
JK Cement Ltd.(1)	492	13,403
JK Tyre & Industries Ltd.	12,213	13,265
JM Financial Ltd.	10,498	11,668
JSW Energy Ltd.	5,368	4,452

JSW Steel Ltd.	12,244	57,853
Jubilant Foodworks Ltd.	1,020	34,402
Jubilant Life Sciences Ltd.	2,179	21,252
Just Dial Ltd.(1)	979	8,014
Kajaria Ceramics Ltd.	1,642	14,337
Kalpataru Power Transmission Ltd.	2,155	9,318
KEC International Ltd.	2,302	11,050
L&T Technology Services Ltd.	301	6,998
Larsen & Toubro Ltd.	1,517	22,794
Laurus Labs Ltd.	6,295	26,901
LIC Housing Finance Ltd.	5,740	25,475
Lupin Ltd.	2,335	27,878
Mahanagar Gas Ltd.	1,034	14,833
Mahindra & Mahindra Financial Services Ltd.(1)	14,900	34,361
Mahindra & Mahindra Ltd.	7,623	74,253
Manappuram Finance Ltd.	3,601	8,737
Marico Ltd.	5,270	26,052
Maruti Suzuki India Ltd.	477	44,836
Metropolis Healthcare Ltd.	216	6,513
Minda Industries Ltd.	2,212	11,526
Mindtree Ltd.	902	17,110
MOIL Ltd.	2,822	4,673
Motherson Sumi Systems Ltd.	17,696	35,346
Motilal Oswal Financial Services Ltd.	657	5,355
Mphasis Ltd.	1,288	22,583
Multi Commodity Exchange of India Ltd.	730	15,875
Natco Pharma Ltd.	1,718	21,343
National Aluminium Co. Ltd.	10,492	5,524
NBCC India Ltd.	27,199	9,463
NCC Ltd.	21,138	12,433
Nestle India Ltd.	158	38,150
Nippon Life India Asset Management Ltd.	1,267	4,965
NTPC Ltd.	25,531	32,509
Oil & Natural Gas Corp. Ltd.	38,689	40,722
Oil India Ltd.	5,015	6,505
Orient Electric Ltd.	1,553	4,950
Page Industries Ltd.	56	17,108
Persistent Systems Ltd.	1,079	17,217
Petronet LNG Ltd.	9,924	33,648
Pfizer Ltd.	82	5,693
PI Industries Ltd.	292	8,701
Pidilite Industries Ltd.	239	4,958
Piramal Enterprises Ltd.	424	7,941
PNB Housing Finance Ltd.(1)	1,311	6,692
Polycab India Ltd.	446	5,767
Power Finance Corp. Ltd.	10,140	14,779
Power Grid Corp. of India Ltd.	13,471	34,965
Prestige Estates Projects Ltd.	3,967	14,302
PTC India Ltd.	7,749	5,702
PVR Ltd.	305	5,397
Quess Corp. Ltd.(1)	585	3,937
Radico Khaitan Ltd.	1,230	7,493
Rajesh Exports Ltd.(1)	1,625	9,792
Rallis India Ltd.	2,331	8,864
Ramco Cements Ltd. (The)	615	7,403

RBL Bank Ltd.	5,920	17,674
REC Ltd.	17,641	28,695
Redington India Ltd.	3,999	7,119
Relaxo Footwears Ltd.(1)	466	4,631
Reliance Industries Ltd., GDR	9,914	518,500
Repco Home Finance Ltd.	1,964	6,281
SBI Life Insurance Co. Ltd.(1)	541	6,147
Shree Cement Ltd.	19	6,232
Shriram Transport Finance Co. Ltd.	1,461	21,090
Siemens Ltd.	1,247	25,302
Sonata Software Ltd.	1,541	7,099
South Indian Bank Ltd. (The)(1)	51,265	5,223
SRF Ltd.	129	8,935
State Bank of India, GDR(1)	1,559	50,631
Strides Pharma Science Ltd.	949	9,779
Sun Pharmaceutical Industries Ltd.	2,827	19,518
Sunteck Realty Ltd.	990	4,198
Supreme Industries Ltd.	463	10,193
Syngene International Ltd.(1)	1,687	13,061
Tanla Platforms Ltd.	2,527	20,519
Tata Chemicals Ltd.	1,558	8,243
Tata Communications Ltd.	640	9,069
Tata Consultancy Services Ltd.	3,688	133,383
Tata Consumer Products Ltd.	1,329	9,648
Tata Motors Ltd., ADR(1)	6,831	81,562
Tata Power Co. Ltd. (The)	24,630	21,354
Tata Steel Ltd.	5,876	45,769
Tech Mahindra Ltd.	4,473	52,919
Titan Co. Ltd.	740	13,593
Torrent Pharmaceuticals Ltd.	179	6,318
Torrent Power Ltd.	960	4,094
Trident Ltd.	68,002	7,162
Tube Investments of India Ltd.	929	10,207
Ujjivan Financial Services Ltd.	1,463	5,506
UltraTech Cement Ltd.	513	33,138
Union Bank of India(1)	17,616	6,596
United Spirits Ltd.(1)	3,063	22,497
UPL Ltd.	1,059	5,928
Vakrangee Ltd.	11,233	5,780
Varun Beverages Ltd.	712	8,319
Vedanta Ltd., ADR	8,580	56,285
Vinati Organics Ltd.	424	6,737
Vodafone Idea Ltd.(1)	165,796	21,909
Welspun Corp. Ltd.	3,502	5,578
Welspun India Ltd.	8,782	8,129
Wipro Ltd., ADR	8,383	43,172
Wockhardt Ltd.(1)	1,407	8,594
Yes Bank Ltd.(1)	105,873	20,746
Zee Entertainment Enterprises Ltd.	7,271	18,905
Zensar Technologies Ltd.	2,425	7,448
		5,182,007
Indonesia — 1.6%
Ace Hardware Indonesia Tbk PT	107,700	12,097
Adaro Energy Tbk PT	301,700	29,411
Adi Sarana Armada Tbk PT(1)	18,500	671

Agung Podomoro Land Tbk PT(1)	80,200	961
AKR Corporindo Tbk PT	58,300	12,031
Alam Sutera Realty Tbk PT(1)	59,300	992
Aneka Tambang Tbk	161,800	13,136
Astra Agro Lestari Tbk PT	13,500	11,747
Astra International Tbk PT	117,200	43,850
Bank Brisyariah Tbk PT(1)	61,200	6,160
Bank BTPN Syariah Tbk PT	29,000	8,491
Bank Bukopin Tbk(1)	236,600	4,564
Bank Central Asia Tbk PT	26,400	57,841
Bank Mandiri Persero Tbk PT	155,400	69,725
Bank Negara Indonesia Persero Tbk PT	61,000	25,966
Bank Pan Indonesia Tbk PT(1)	16,900	1,182
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	14,700	1,379
Bank Pembangunan Daerah Jawa Timur Tbk PT	24,900	1,115
Bank Rakyat Indonesia Persero Tbk PT	204,100	58,888
Bank Tabungan Negara Persero Tbk PT	27,700	3,233
Barito Pacific Tbk PT(1)	75,800	5,611
Buana Lintas Lautan Tbk PT(1)	553,700	12,243
Bukit Asam Tbk PT	60,300	10,039
Bumi Serpong Damai Tbk PT(1)	24,500	1,812
Buyung Poetra Sembada PT	17,000	1,144
Charoen Pokphand Indonesia Tbk PT	41,500	17,763
Ciputra Development Tbk PT	36,000	2,345
Erajaya Swasembada Tbk PT(1)	72,500	8,833
Global Mediacom Tbk PT(1)	53,600	1,018
Indah Kiat Pulp & Paper Corp Tbk PT	47,800	29,400
Indika Energy Tbk PT	70,800	8,509
Indo Tambangraya Megah Tbk PT	1,900	1,750
Indocement Tunggal Prakarsa Tbk PT	1,500	1,521
Indofood CBP Sukses Makmur Tbk PT	13,800	9,649
Indofood Sukses Makmur Tbk PT	70,800	35,501
Indosat Tbk PT(1)	39,600	6,144
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	22,400	1,203
Japfa Comfeed Indonesia Tbk PT	78,400	7,398
Jasa Marga Persero Tbk PT	40,000	11,886
Kalbe Farma Tbk PT	66,400	7,080
Kresna Graha Investama Tbk PT(1)	28,000	183
Link Net Tbk PT	9,300	1,589
Lippo Karawaci Tbk PT(1)	201,500	3,343
Malindo Feedmill Tbk PT(1)	13,400	617
Matahari Department Store Tbk PT(1)	48,500	4,348
Medco Energi Internasional Tbk PT(1)	82,740	2,926
Media Nusantara Citra Tbk PT(1)	116,000	8,290
Mitra Adiperkasa Tbk PT(1)	168,700	9,603
Pabrik Kertas Tjiwi Kimia Tbk PT	8,400	4,195
Pakuwon Jati Tbk PT(1)	27,500	969
Panin Financial Tbk PT(1)	50,100	792
Perusahaan Gas Negara Tbk PT	38,500	3,796
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	14,800	1,240
PP Persero Tbk PT	159,800	15,348
Puradelta Lestari Tbk PT	105,100	1,937
Ramayana Lestari Sentosa Tbk PT	13,500	699
Rimo International Lestari Tbk PT(1)	329,900	1,168
Salim Ivomas Pratama Tbk PT(1)	44,700	1,212

Sawit Sumbermas Sarana Tbk PT(1)	103,500	5,046
Selamat Sempurna Tbk PT	68,200	6,595
Semen Indonesia Persero Tbk PT	45,800	38,000
Siloam International Hospitals Tbk PT(1)	2,000	708
Sri Rejeki Isman Tbk PT	54,600	911
Summarecon Agung Tbk PT(1)	237,700	13,827
Surya Citra Media Tbk PT	114,900	13,406
Surya Esa Perkasa Tbk PT(1)	52,700	620
Surya Semesta Internusa Tbk PT	20,600	786
Telekomunikasi Indonesia Persero Tbk PT, ADR(2)	3,920	88,004
Timah Tbk PT(1)	178,800	13,466
Tower Bersama Infrastructure Tbk PT	32,500	3,284
Tunas Baru Lampung Tbk PT	24,900	1,430
Unilever Indonesia Tbk PT	39,200	21,391
United Tractors Tbk PT	31,000	50,568
Waskita Beton Precast Tbk PT	48,300	726
Waskita Karya Persero Tbk PT	11,200	823
Wijaya Karya Persero Tbk PT	60,800	6,960
XL Axiata Tbk PT	75,700	12,836
		885,931
Malaysia — 2.0%
7-Eleven Malaysia Holdings Bhd, Class B	3,000	957
Aeon Co. M Bhd	5,500	1,157
AEON Credit Service M Bhd	500	1,284
AirAsia Group Bhd(1)	8,300	1,439
Alliance Bank Malaysia Bhd	11,900	7,665
AMMB Holdings Bhd	15,600	12,683
ATA IMS Bhd	2,900	1,574
Axiata Group Bhd	10,300	8,936
Berjaya Corp. Bhd(1)	18,096	797
Berjaya Sports Toto Bhd	7,474	3,900
Bermaz Auto Bhd	4,200	1,411
Bumi Armada Bhd(1)	80,500	5,756
Bursa Malaysia Bhd	9,300	18,723
Carlsberg Brewery Malaysia Bhd	1,700	8,029
CIMB Group Holdings Bhd	25,100	22,274
Coastal Contracts Bhd(1)	3,400	508
Comfort Glove Bhd	6,800	6,615
D&O Green Technologies Bhd	25,100	11,069
Dagang NeXchange Bhd(1)	15,500	811
Datasonic Group Bhd	28,200	3,601
Dayang Enterprise Holdings Bhd(1)	2,900	813
Dialog Group Bhd	31,500	27,840
DiGi.Com Bhd	20,700	20,295
DRB-Hicom Bhd	17,900	8,771
Dufu Technology Corp. Bhd	2,800	2,256
Econpile Holdings Bhd	5,500	631
Ekovest Bhd	9,600	1,185
FGV Holdings Bhd	40,300	11,897
Fraser & Neave Holdings Bhd	900	7,207
Frontken Corp. Bhd	9,600	7,662
Gamuda Bhd	31,400	27,510
Genting Bhd	21,700	21,486
Genting Malaysia Bhd	34,300	20,499
Genting Plantations Bhd	300	701

Globetronics Technology Bhd	12,200	8,928
Hai-O Enterprise Bhd	2,000	1,014
HAP Seng Consolidated Bhd	500	1,010
Hartalega Holdings Bhd	5,700	20,152
Hengyuan Refining Co. Bhd(1)	1,000	1,037
Hibiscus Petroleum Bhd(1)	38,500	5,599
Hong Leong Bank Bhd	2,200	9,259
Hong Leong Financial Group Bhd	300	1,208
Hong Leong Industries Bhd	400	862
IHH Healthcare Bhd	4,300	5,938
IJM Corp. Bhd	18,600	7,382
Inari Amertron Bhd	51,900	34,160
IOI Corp. Bhd	7,800	8,367
JAKS Resources Bhd(1)	11,180	1,866
Jaya Tiasa Holdings Bhd(1)	28,000	6,081
Kossan Rubber Industries	11,600	17,746
KPJ Healthcare Bhd	33,800	7,904
KSL Holdings Bhd(1)	5,500	802
Kuala Lumpur Kepong Bhd	2,300	13,300
Land & General Bhd(1)	29,900	734
LBS Bina Group Bhd(1)	8,961	858
Leong Hup International Bhd	5,600	976
Lii Hen Industries Bhd	1,400	1,469
Lotte Chemical Titan Holding Bhd	11,400	7,306
Luxchem Corp. Bhd	20,900	4,158
Mah Sing Group Bhd	33,300	7,237
Malakoff Corp. Bhd	6,800	1,496
Malayan Banking Bhd	17,000	32,910
Malaysia Airports Holdings Bhd	5,100	6,479
Malaysia Building Society Bhd	5,500	789
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	4,700	458
Malaysian Pacific Industries Bhd	2,600	16,000
Malaysian Resources Corp. Bhd	9,900	1,138
Matrix Concepts Holdings Bhd	12,200	4,999
Maxis Bhd	16,800	20,185
Media Prima Bhd(1)	15,000	700
Mega First Corp. Bhd	2,100	3,641
Mi Technovation Bhd	4,300	4,214
MISC Bhd	10,400	17,337
MKH Bhd	2,900	1,017
MMC Corp. Bhd	5,600	1,264
Muhibbah Engineering M Bhd	2,000	475
My EG Services Bhd	40,900	16,515
Naim Holdings Bhd	4,300	826
Nestle Malaysia Bhd	300	9,860
OCK Group Bhd(1)	7,100	793
OSK Holdings Bhd	6,600	1,334
Padini Holdings Bhd	2,100	1,386
Paramount Corp. Bhd	3,400	696
Pentamaster Corp. Bhd	9,300	11,305
Perak Transit Bhd	16,700	1,087
Petronas Chemicals Group Bhd	15,600	24,590
Petronas Dagangan Bhd	3,800	19,367
Petronas Gas Bhd	2,500	11,145
Poh Huat Resources Holdings Bhd	2,800	1,209

PPB Group Bhd	1,800	8,205
Press Metal Aluminium Holdings Bhd	8,500	14,583
Public Bank Bhd	8,200	34,914
QL Resources Bhd	2,250	3,509
Ranhill Utilities Bhd	3,737	748
RHB Bank Bhd	11,400	14,383
Sam Engineering & Equipment M Bhd	600	1,043
Sapura Energy Bhd(1)	43,200	1,203
Sarawak Oil Palms Bhd	1,400	1,422
Scientex Bhd	4,100	11,945
Serba Dinamik Holdings Bhd	4,000	1,591
Sime Darby Bhd	23,200	13,157
Sime Darby Plantation Bhd	2,900	3,505
Sime Darby Property Bhd	5,400	794
SKP Resources Bhd	18,900	9,466
SP Setia Bhd Group	3,200	635
Sunway Bhd	27,600	9,610
Sunway Construction Group Bhd	11,200	5,059
Supermax Corp. Bhd(1)	36,134	80,755
Syarikat Takaful Malaysia Keluarga Bhd	1,400	1,619
Ta Ann Holdings Bhd	1,700	1,294
TA Enterprise Bhd	7,300	1,128
Taliworks Corp. Bhd	23,700	4,613
Telekom Malaysia Bhd	16,600	20,541
Tenaga Nasional Bhd	19,400	47,912
Thong Guan Industries Bhd	2,400	1,550
TIME dotCom Bhd	4,000	13,453
Titijaya Land Bhd	32,800	3,452
Top Glove Corp. Bhd	19,500	34,064
Tropicana Corp. Bhd(1)	4,807	1,015
Uchi Technologies Bhd	1,500	1,013
UEM Sunrise Bhd(1)	6,800	706
Unisem M Bhd	13,300	18,378
UOA Development Bhd	13,700	5,372
UWC Bhd	3,200	5,886
Velesto Energy Bhd(1)	22,900	750
ViTrox Corp. Bhd	2,000	7,447
Vizione Holdings Bhd(1)	5,100	529
VS Industry Bhd	33,400	19,153
WCT Holdings Bhd(1)	7,373	814
Westports Holdings Bhd	11,600	12,209
Yinson Holdings Bhd	4,200	5,360
YTL Corp. Bhd(1)	27,796	4,402
		1,095,697
Mexico — 2.0%
Alfa SAB de CV, Series A	66,800	52,454
Alsea SAB de CV(1)	4,700	6,481
America Movil SAB de CV, Class L ADR	7,343	109,337
Arca Continental SAB de CV	2,200	10,808
Banco del Bajio SA(1)	8,200	10,224
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	1,644	8,598
Bolsa Mexicana de Valores SAB de CV	4,400	9,943
Cemex SAB de CV, ADR	708	3,257
Coca-Cola Femsa SAB de CV	4,700	21,148
Consorcio ARA SAB de CV(1)(2)	4,900	679

Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	2,081	21,767
Corp. Inmobiliaria Vesta SAB de CV	8,600	15,404
Credito Real SAB de CV SOFOM ER(1)	1,900	1,074
El Puerto de Liverpool SAB de CV, Class C1(1)(2)	600	1,996
Fomento Economico Mexicano SAB de CV, ADR	634	45,743
Genomma Lab Internacional SAB de CV, Class B(1)	12,200	11,952
Gentera SAB de CV(1)	18,400	7,921
Gruma SAB de CV, B Shares	3,075	33,989
Grupo Aeromexico SAB de CV(1)	10,056	2,637
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	694	32,313
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	336	34,282
Grupo Aeroportuario del Sureste SAB de CV, ADR(1)	122	18,239
Grupo Bimbo SAB de CV, Series A	5,100	10,793
Grupo Carso SAB de CV(1)	1,200	2,737
Grupo Cementos de Chihuahua SAB de CV	5,300	27,743
Grupo Comercial Chedraui SA de CV	1,300	1,822
Grupo Financiero Banorte SAB de CV(1)	18,100	90,123
Grupo Financiero Inbursa SAB de CV(1)	20,800	20,275
Grupo GICSA SAB de CV(1)	8,000	1,243
Grupo Industrial Saltillo SAB de CV(1)	1,800	2,316
Grupo Mexico SAB de CV, Series B	22,700	82,555
Grupo Rotoplas SAB de CV(1)	1,846	1,983
Grupo Televisa SAB, ADR(1)	7,180	57,584
Grupo Traxion SAB de CV(1)	1,500	1,194
Hoteles City Express SAB de CV(1)(2)	1,300	418
Industrias Bachoco SAB de CV	700	2,421
Industrias Penoles SAB de CV	1,920	28,062
Infraestructura Energetica Nova SAB de CV(1)	4,000	14,256
Kimberly-Clark de Mexico SAB de CV, A Shares	13,900	22,036
La Comer SAB de CV	2,600	5,377
Megacable Holdings SAB de CV	24,100	87,885
Nemak SAB de CV(2)	5,900	1,906
Orbia Advance Corp. SAB de CV	19,200	39,625
Promotora y Operadora de Infraestructura SAB de CV	1,600	12,801
Qualitas Controladora SAB de CV	6,000	29,145
Regional SAB de CV(1)	5,500	23,453
Telesites SAB de CV(1)	23,900	23,699
Unifin Financiera SAB de CV(1)(2)	700	869
Wal-Mart de Mexico SAB de CV	23,700	62,386
		1,114,953
Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR(1)	4,277	47,475
Credicorp Ltd.	294	45,249
Southern Copper Corp.	567	33,663
		126,387
Philippines — 0.8%
Aboitiz Equity Ventures, Inc.	11,600	10,182
Aboitiz Power Corp.	12,100	6,444
AC Energy Corp.	70,000	9,065
Alliance Global Group, Inc.(1)	79,200	16,095
Ayala Corp.	1,280	21,924
Ayala Land, Inc.	15,500	12,251
Ayalaland Logistics Holdings Corp.(1)	17,000	1,113
Bank of the Philippine Islands	12,080	20,845
BDO Unibank, Inc.	13,750	29,619

Cebu Air, Inc.(1)	6,390	6,207
Century Pacific Food, Inc.	6,000	2,187
Chelsea Logistics and Infrastructure Holdings Corp.(1)	9,200	1,024
Cosco Capital, Inc.	51,700	6,162
D&L Industries, Inc.	40,800	5,964
DMCI Holdings, Inc.	71,300	8,286
DoubleDragon Properties Corp.(1)	2,700	825
East West Banking Corp.(1)	5,400	1,305
EEI Corp.(1)	5,000	833
Filinvest Land, Inc.	41,000	970
First Gen Corp.	22,300	13,613
Ginebra San Miguel, Inc.	1,300	1,398
Global Ferronickel Holdings, Inc.(1)	35,000	1,529
Globe Telecom, Inc.	450	18,200
GT Capital Holdings, Inc.	1,320	15,889
Integrated Micro-Electronics, Inc.(1)	6,600	1,015
International Container Terminal Services, Inc.	9,900	24,050
JG Summit Holdings, Inc.	20,013	27,304
Jollibee Foods Corp.	5,280	20,756
Manila Electric Co.	1,270	7,438
Manila Water Co., Inc.(1)	2,800	862
Max's Group, Inc.	4,100	635
Megaworld Corp.(1)	99,000	7,886
Metro Pacific Investments Corp.	285,000	24,211
Metropolitan Bank & Trust Co.	27,420	27,269
Nickel Asia Corp.	18,000	1,704
Petron Corp.	75,000	6,642
Pilipinas Shell Petroleum Corp.(1)	1,600	656
PLDT, Inc., ADR(2)	776	21,387
Puregold Price Club, Inc.	11,900	10,450
Robinsons Land Corp.	20,700	7,142
Robinsons Retail Holdings, Inc.	3,900	5,509
Security Bank Corp.	3,090	7,963
Semirara Mining & Power Corp.	25,000	6,448
SM Investments Corp.	545	11,010
SM Prime Holdings, Inc.	8,100	6,069
Universal Robina Corp.	4,080	12,053
Vista Land & Lifescapes, Inc.	13,800	1,358
Wilcon Depot, Inc.	17,100	6,388
		458,135
Poland — 0.8%
Alior Bank SA(1)	3,036	13,391
AmRest Holdings SE(1)	1,309	8,501
Asseco Poland SA	388	6,828
Bank Millennium SA(1)	6,136	4,569
Bank Polska Kasa Opieki SA(1)	2,003	30,176
CCC SA(1)	861	14,253
CD Projekt SA(1)	133	13,751
Ciech SA(1)	710	5,625
Cyfrowy Polsat SA	1,265	9,000
Dino Polska SA(1)	342	22,930
Enea SA(1)	1,082	1,565
Eurocash SA(1)	1,467	5,564
Famur SA(1)	6,958	3,062
Grupa Azoty SA(1)	224	1,493

Grupa Lotos SA	431	3,966
Jastrzebska Spolka Weglowa SA(1)	2,700	17,471
KGHM Polska Miedz SA(1)	1,569	62,273
KRUK SA(1)	388	14,593
LPP SA(1)	16	29,170
Lubelski Wegiel Bogdanka SA(1)	109	539
mBank SA(1)	263	10,579
Neuca SA	24	3,984
Orange Polska SA(1)	14,128	23,781
PGE Polska Grupa Energetyczna SA(1)	7,153	10,955
PKP Cargo SA(1)	196	631
Polski Koncern Naftowy ORLEN SA	2,707	39,778
Polskie Gornictwo Naftowe i Gazownictwo SA	10,706	13,612
Powszechna Kasa Oszczednosci Bank Polski SA(1)	2,643	18,522
Powszechny Zaklad Ubezpieczen SA(1)	2,097	13,993
Santander Bank Polska SA(1)	121	5,588
Tauron Polska Energia SA(1)	17,464	9,915
TEN Square Games SA	53	8,045
Warsaw Stock Exchange	465	5,320
		433,423
Russia — 2.2%
Gazprom PJSC, ADR	37,441	173,446
Globaltrans Investment plc, GDR	4,909	28,045
LUKOIL PJSC, ADR	3,517	227,488
Magnit PJSC, GDR	4,635	69,955
Mail.ru Group Ltd., GDR(1)	87	2,503
MMC Norilsk Nickel PJSC, ADR	5,139	143,049
Mobile TeleSystems PJSC, ADR	5,197	44,850
Novatek PJSC, GDR	263	40,801
Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	2,488	62,275
O'Key Group SA, GDR	1,578	1,336
PhosAgro PJSC, GDR	3,017	38,540
Ros Agro plc, GDR	125	1,339
Rosneft Oil Co. PJSC, GDR	6,154	35,576
Sberbank of Russia PJSC, ADR (London)	11,375	150,665
Severstal PAO, GDR	3,061	44,615
Tatneft PJSC, ADR	2,265	85,330
TMK PJSC, GDR(1)	2,869	9,166
VTB Bank PJSC, GDR	24,790	23,075
X5 Retail Group NV, GDR	812	29,108
		1,211,162
South Africa — 3.8%
Absa Group Ltd.	7,708	54,721
Adcock Ingram Holdings Ltd.	305	834
Advtech Ltd.(1)	12,737	7,813
AECI Ltd.	1,697	9,321
African Oxygen Ltd.	915	1,439
African Rainbow Minerals Ltd.	1,302	20,144
Afrimat Ltd.	756	2,026
Alexander Forbes Group Holdings Ltd.	4,775	1,209
Anglo American Platinum Ltd.	238	17,219
AngloGold Ashanti Ltd., ADR	3,220	69,777
Aspen Pharmacare Holdings Ltd.(1)	5,711	45,563
Astral Foods Ltd.	723	6,260
AVI Ltd.	3,350	15,422

Balwin Properties Ltd.	4,197	1,082
Barloworld Ltd.	4,597	20,775
Bid Corp. Ltd.	2,417	43,497
Bidvest Group Ltd. (The)	3,509	36,976
Blue Label Telecoms Ltd.(1)	5,048	1,287
Brait SE(1)	4,194	1,118
Capitec Bank Holdings Ltd.(1)	267	22,297
Cashbuild Ltd.	488	8,197
City Lodge Hotels Ltd.(1)	2,646	532
Clicks Group Ltd.	2,721	41,139
Coronation Fund Managers Ltd.	3,377	9,170
Curro Holdings Ltd.	896	549
DataTec Ltd.(1)	6,090	10,006
Dis-Chem Pharmacies Ltd.(1)	4,130	5,339
Discovery Ltd.	4,189	33,281
DRDGOLD Ltd.	20,138	20,819
EOH Holdings Ltd.(1)	1,194	475
EPP NV(1)	3,537	1,733
Exxaro Resources Ltd.	3,352	25,689
Famous Brands Ltd.	293	890
FirstRand Ltd.	27,428	80,196
Foschini Group Ltd. (The)	3,686	23,272
Gold Fields Ltd., ADR	9,385	81,743
Harmony Gold Mining Co. Ltd., ADR(1)	8,375	35,259
Impala Platinum Holdings Ltd.	7,480	78,420
Imperial Logistics Ltd.	5,128	12,748
Investec Ltd.	3,260	7,900
JSE Ltd.	799	6,226
KAP Industrial Holdings Ltd.(1)	44,978	8,234
Kumba Iron Ore Ltd.	679	23,007
Lewis Group Ltd.	508	719
Liberty Holdings Ltd.	2,210	8,474
Life Healthcare Group Holdings Ltd.	14,356	14,731
Massmart Holdings Ltd.(1)	2,982	7,354
Metair Investments Ltd.(1)	1,914	2,132
MiX Telematics Ltd., ADR	83	828
Momentum Metropolitan Holdings	29,739	29,970
Motus Holdings Ltd.(1)	4,714	17,634
Mpact Ltd.	965	713
Mr Price Group Ltd.	2,425	25,320
MTN Group Ltd.	23,083	98,477
MultiChoice Group	3,427	28,806
Murray & Roberts Holdings Ltd.(1)	1,453	723
Nampak Ltd.(1)	4,076	405
Naspers Ltd., N Shares	1,206	242,849
Nedbank Group Ltd.	4,826	38,026
NEPI Rockcastle plc	5,264	26,823
Netcare Ltd.	24,526	19,385
Ninety One Ltd.(1)	573	1,584
Northam Platinum Ltd.(1)	2,554	29,172
Oceana Group Ltd.	464	1,951
Old Mutual Ltd.	64,330	48,380
Omnia Holdings Ltd.(1)	2,481	7,561
Pepkor Holdings Ltd.	8,240	7,295
Pick n Pay Stores Ltd.	3,941	12,872

PPC Ltd.(1)	7,668	400
Rand Merchant Investment Holdings Ltd.	8,384	16,515
Raubex Group Ltd.	1,373	2,221
Remgro Ltd.	6,065	36,002
Reunert Ltd.	3,156	7,532
RFG Holdings Ltd.	1,040	807
RMB Holdings Ltd.(1)	8,812	727
Royal Bafokeng Platinum Ltd.(1)	3,474	14,366
Sanlam Ltd.	14,071	50,200
Sappi Ltd.(1)	15,500	28,859
Sasol Ltd., ADR(1)(2)	9,545	71,206
Shoprite Holdings Ltd.	6,735	55,380
Sibanye Stillwater Ltd., ADR	3,129	41,835
SPAR Group Ltd. (The)	1,587	19,501
Standard Bank Group Ltd.	9,024	70,344
Sun International Ltd.(1)	488	425
Super Group Ltd.(1)	5,448	8,480
Telkom SA SOC Ltd.	9,028	18,249
Tiger Brands Ltd.	3,305	41,894
Trencor Ltd.	1,689	425
Truworths International Ltd.	7,286	16,909
Tsogo Sun Gaming Ltd.	3,616	1,209
Tsogo Sun Hotels Ltd.(1)	3,866	424
Vodacom Group Ltd.	3,008	23,880
Wilson Bayly Holmes-Ovcon Ltd.(1)	577	3,760
Woolworths Holdings Ltd.(1)	8,731	19,731
Zeder Investments Ltd.	8,750	1,534
		2,118,603
South Korea — 14.3%
Advanced Process Systems Corp.	181	3,879
AfreecaTV Co. Ltd.	68	3,558
Alteogen, Inc.(1)	120	17,492
Amorepacific Corp.	198	31,869
AMOREPACIFIC Group	58	2,745
Aprogen KIC, Inc.(1)	437	889
Aprogen pharmaceuticals, Inc.(1)	1,383	1,769
Asiana Airlines, Inc.(1)	1,097	5,063
BGF retail Co. Ltd.	80	9,083
BH Co. Ltd.(1)	157	3,177
Binex Co. Ltd.(1)	410	10,841
Binggrae Co. Ltd.	162	8,152
BNK Financial Group, Inc.	5,193	26,322
Boditech Med, Inc.	309	7,466
Cafe24 Corp.(1)	112	5,382
Celltrion Healthcare Co. Ltd.(1)	96	10,701
Celltrion, Inc.(1)	259	80,262
Cheil Worldwide, Inc.	840	15,825
Chong Kun Dang Pharmaceutical Corp.	53	8,360
Chongkundang Holdings Corp.	42	4,222
Chunbo Co. Ltd.	75	12,190
CJ CGV Co. Ltd.(1)	377	7,851
CJ CheilJedang Corp.	131	42,866
CJ Corp.	193	13,791
CJ ENM Co. Ltd.	204	24,555
CJ Logistics Corp.(1)	123	18,418

Com2uSCorp	44	5,340
Cosmax, Inc.	83	7,163
Coway Co. Ltd.(1)	492	30,882
COWELL FASHION Co. Ltd.	866	4,430
CS Wind Corp.	229	26,822
Cuckoo Homesys Co. Ltd.	216	7,827
Daea TI Co. Ltd.	824	4,454
Daelim Industrial Co. Ltd.	496	35,960
Daesang Corp.	518	11,501
Daewoo Engineering & Construction Co. Ltd.(1)	1,018	3,226
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	196	4,805
Daewoong Co. Ltd.	322	7,481
Daishin Securities Co. Ltd.	202	2,494
Daou Data Corp.	673	7,659
Daou Technology, Inc.	790	15,590
Dawonsys Co. Ltd.	551	10,488
DB HiTek Co. Ltd.	1,028	33,059
DB Insurance Co. Ltd.	1,088	43,206
DGB Financial Group, Inc.	1,923	12,669
Dong-A Socio Holdings Co. Ltd.	49	5,552
Dong-A ST Co. Ltd.	58	4,589
Dongjin Semichem Co. Ltd.	597	16,708
DongKook Pharmaceutical Co. Ltd.	415	9,642
Dongkuk Steel Mill Co. Ltd.(1)	2,359	16,100
Dongsuh Cos., Inc.	282	8,657
Dongwon Development Co. Ltd.	641	2,570
Dongwon Industries Co. Ltd.	40	7,809
Doosan Infracore Co. Ltd.(1)	985	7,274
DoubleUGames Co. Ltd.	96	5,078
Douzone Bizon Co. Ltd.	174	16,641
E-MART, Inc.	487	67,954
Echo Marketing, Inc.	366	8,335
Ecopro BM Co. Ltd.	78	10,716
Ecopro Co. Ltd.	198	8,174
Eo Technics Co. Ltd.	17	1,587
Eugene Corp.	974	3,986
F&F Co. Ltd.	96	7,368
Feelux Co. Ltd.(1)	311	1,501
Fila Holdings Corp.	91	3,379
Foosung Co. Ltd.	845	7,389
Genexine, Inc.(1)	81	9,434
GOLFZON Co. Ltd.	83	5,217
Grand Korea Leisure Co. Ltd.	242	3,333
Green Cross Corp.	41	13,289
GS Engineering & Construction Corp.	1,754	50,329
GS Holdings Corp.	809	25,496
GS Retail Co. Ltd.	446	13,532
Halla Holdings Corp.	152	5,025
Hana Financial Group, Inc.	4,825	147,300
Hana Tour Service, Inc.	48	2,317
Handsome Co. Ltd.	74	1,966
Hanjin Heavy Industries & Construction Co. Ltd.(1)	2,594	20,491
Hanjin Kal Corp.	187	12,794
Hanjin Transportation Co. Ltd.	142	6,282
Hankook Tire & Technology Co. Ltd.	672	19,812

Hanmi Pharm Co. Ltd.	25	8,121
Hanon Systems	1,480	20,179
Hansae Co. Ltd.	542	8,198
Hansol Chemical Co. Ltd.	139	19,668
Hansol Paper Co. Ltd.	319	4,089
Hansol Technics Co. Ltd.(1)	1,045	8,328
Hanssem Co. Ltd.	121	10,671
Hanwha Aerospace Co. Ltd.(1)	134	3,235
Hanwha Corp.	1,267	29,813
Hanwha General Insurance Co. Ltd.(1)	2,607	9,157
Hanwha Investment & Securities Co. Ltd.(1)	1,230	2,370
Hanwha Life Insurance Co. Ltd.	7,421	13,790
Hanwha Solutions Corp.	2,090	91,593
Harim Holdings Co. Ltd.	345	2,174
HDC Holdings Co. Ltd.	769	7,245
HDC Hyundai Development Co-Engineering & Construction, E Shares	178	3,206
Helixmith Co. Ltd.(1)	88	2,168
Hite Jinro Co. Ltd.	419	12,125
HLB Life Science Co. Ltd.(1)	239	5,733
HLB, Inc.(1)	56	4,622
HMM Co. Ltd.(1)	3,985	47,662
Hotel Shilla Co. Ltd.	319	23,122
HS Industries Co. Ltd.	758	4,944
Huchems Fine Chemical Corp.	426	9,467
Hugel, Inc.(1)	45	8,003
Huons Co. Ltd.	108	6,105
Hyosung Advanced Materials Corp.(1)	99	13,286
Hyosung Chemical Corp.	118	14,185
Hyosung Corp.	57	4,140
Hyundai Bioscience Co. Ltd.(1)	161	1,648
Hyundai Construction Equipment Co. Ltd.(1)	678	20,844
Hyundai Corp.	337	4,529
Hyundai Department Store Co. Ltd.	221	14,189
Hyundai Electric & Energy System Co. Ltd.(1)	591	8,687
Hyundai Elevator Co. Ltd.	412	14,862
Hyundai Engineering & Construction Co. Ltd.	738	22,312
Hyundai Glovis Co. Ltd.	328	52,931
Hyundai Heavy Industries Holdings Co. Ltd.	131	32,932
Hyundai Home Shopping Network Corp.	76	5,008
Hyundai Livart Furniture Co. Ltd.	429	5,714
Hyundai Marine & Fire Insurance Co. Ltd.	1,577	32,005
Hyundai Mipo Dockyard Co. Ltd.	294	12,773
Hyundai Mobis Co. Ltd.	328	72,557
Hyundai Motor Co.	861	141,806
Hyundai Steel Co.	880	25,372
Hyundai Wia Corp.	94	4,014
ICD Co. Ltd.	248	3,531
Iljin Diamond Co. Ltd.	93	4,391
Iljin Materials Co. Ltd.	112	4,768
Ilyang Pharmaceutical Co. Ltd.	116	6,724
iMarketKorea, Inc.	532	4,370
Industrial Bank of Korea	2,016	16,882
Innocean Worldwide, Inc.	122	6,436
Innox Advanced Materials Co. Ltd.(1)	160	6,540
Inscobee, Inc.(1)	756	1,610

Insun ENT Co. Ltd.(1)	580	5,335
Interflex Co. Ltd.(1)	276	4,293
INTOPS Co. Ltd.	746	15,219
IS Dongseo Co. Ltd.	141	5,733
JB Financial Group Co. Ltd.	3,642	17,970
Jeil Pharmaceutical Co. Ltd.	24	1,832
Jejuair Co. Ltd.(1)	154	2,239
Jusung Engineering Co. Ltd.	892	6,307
JW Holdings Corp.	377	1,953
JW Pharmaceutical Corp.	299	9,163
JYP Entertainment Corp.	645	21,959
Kakao Corp.	175	58,386
Kangwon Land, Inc.	467	9,500
KB Financial Group, Inc., ADR	3,942	163,948
KC Co. Ltd.	241	5,437
KC Tech Co. Ltd.	253	5,586
KCC Corp.	80	12,173
KCC Glass Corp.(1)	16	535
KEPCO Plant Service & Engineering Co. Ltd.	121	3,181
Kginicis Co. Ltd.	423	7,642
Kia Motors Corp.	2,415	126,493
KIWOOM Securities Co. Ltd.	286	32,161
KMW Co. Ltd.(1)	276	18,390
Koentec Co. Ltd.	632	5,173
Koh Young Technology, Inc.	46	3,898
Kolmar BNH Co. Ltd.	169	7,672
Kolmar Korea Co. Ltd.	104	4,213
Kolmar Korea Holdings Co. Ltd.	244	5,415
Kolon Industries, Inc.	95	3,582
Komipharm International Co. Ltd.(1)	185	2,219
Korea Aerospace Industries Ltd.	1,309	27,406
Korea Electric Power Corp., ADR(1)	2,740	26,003
Korea Electric Terminal Co. Ltd.	134	7,000
Korea Gas Corp.	430	10,997
Korea Information & Communications Co. Ltd.(1)	595	4,730
Korea Investment Holdings Co. Ltd.	482	32,099
Korea Line Corp.(1)	2,100	5,654
Korea Petrochemical Ind Co. Ltd.	128	28,366
Korea Real Estate Investment & Trust Co. Ltd.	2,088	3,487
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	148	13,909
Korea United Pharm, Inc.	247	11,784
Korea Zinc Co. Ltd.	42	14,459
Korean Air Lines Co. Ltd.(1)	1,886	43,019
Korean Reinsurance Co.	545	3,811
KT Skylife Co. Ltd.	727	5,906
Kumho Petrochemical Co. Ltd.	283	35,648
Kumho Tire Co., Inc.(1)	1,542	5,429
Kwang Dong Pharmaceutical Co. Ltd.	671	6,326
Kyobo Securities Co. Ltd.	138	981
Kyung Dong Navien Co. Ltd.	141	6,793
L&C Bio Co. Ltd.	147	5,138
LEENO Industrial, Inc.	117	12,950
LegoChem Biosciences, Inc.(1)	200	10,481
LG Chem Ltd.	440	319,288
LG Corp.	456	29,146

LG Display Co. Ltd., ADR(1)	2,486	17,079
LG Electronics, Inc.	1,571	120,932
LG Hausys Ltd.	209	14,244
LG HelloVision Co. Ltd.	1,238	4,314
LG Household & Health Care Ltd.	50	68,430
LG Innotek Co. Ltd.	289	40,601
LG International Corp.	711	12,301
LG Uplus Corp.	3,397	36,737
LIG Nex1 Co. Ltd.	173	4,740
Lotte Chemical Corp.	69	17,635
Lotte Chilsung Beverage Co. Ltd.	28	2,526
Lotte Corp.	231	7,403
LOTTE Fine Chemical Co. Ltd.	516	25,639
Lotte Shopping Co. Ltd.	119	10,926
Lotte Tour Development Co. Ltd.(1)	388	5,886
LS Corp.	434	25,095
LS Electric Co. Ltd.	313	15,635
Mando Corp.	617	27,165
Mcnex Co. Ltd.	325	10,633
MedPacto, Inc.(1)	98	9,539
MegaStudyEdu Co. Ltd.	209	7,254
Meritz Financial Group, Inc.	383	3,426
Meritz Fire & Marine Insurance Co. Ltd.	1,106	14,389
Meritz Securities Co. Ltd.	6,460	21,593
Mirae Asset Daewoo Co. Ltd.	3,236	27,813
Mirae Asset Life Insurance Co. Ltd.	2,237	8,046
NAVER Corp.	611	153,660
NCSoft Corp.	115	84,317
Neowiz(1)	283	5,937
NEPES Corp.	356	10,363
Netmarble Corp.(1)	56	6,343
NH Investment & Securities Co. Ltd.	1,352	13,167
NHN Corp.(1)	94	6,213
NHN KCP Corp.	307	18,547
NICE Holdings Co. Ltd.	459	8,057
NICE Information Service Co. Ltd.	536	10,391
NongShim Co. Ltd.	22	5,730
OCI Co. Ltd.(1)	255	16,023
Orion Corp./Republic of Korea	201	21,679
Orion Holdings Corp.	171	2,043
Osstem Implant Co. Ltd.(1)	144	6,865
Ottogi Corp.	20	10,042
Pan Ocean Co. Ltd.(1)	3,507	13,497
Partron Co. Ltd.	1,065	9,663
Pearl Abyss Corp.(1)	90	16,855
PI Advanced Materials Co. Ltd.	430	12,727
Poongsan Corp.	487	12,194
POSCO, ADR	4,134	220,508
POSCO Chemical Co. Ltd.	149	12,365
Posco International Corp.	1,352	16,184
Pulmuone Co. Ltd.	627	9,117
RFHIC Corp.	133	4,534
S&T Motiv Co. Ltd.	205	9,206
S-1 Corp.	175	12,449
S-Oil Corp.	200	12,511

Samchully Co. Ltd.	65	4,933
Samjin Pharmaceutical Co. Ltd.	249	6,472
Samsung Biologics Co. Ltd.(1)	30	21,488
Samsung C&T Corp.	341	37,502
Samsung Card Co. Ltd.	109	3,256
Samsung Electro-Mechanics Co. Ltd.	816	115,389
Samsung Electronics Co. Ltd., GDR	1,179	1,780,372
Samsung Engineering Co. Ltd.(1)	3,751	46,406
Samsung Fire & Marine Insurance Co. Ltd.	317	53,851
Samsung Heavy Industries Co. Ltd.(1)	655	4,090
Samsung Life Insurance Co. Ltd.	734	47,432
Samsung SDI Co. Ltd.	220	106,331
Samsung SDS Co. Ltd.	169	26,596
Samsung Securities Co. Ltd.	572	20,453
Samwha Capacitor Co. Ltd.	200	10,624
Samyang Foods Co. Ltd.	51	4,686
Sangsangin Co. Ltd.	878	5,142
Seah Besteel Corp.	93	868
Seegene, Inc.	123	20,929
Seoul Semiconductor Co. Ltd.	725	12,324
SFA Engineering Corp.	105	3,568
SFA Semicon Co. Ltd.(1)	2,124	10,268
Shinhan Financial Group Co. Ltd., ADR	4,840	144,232
Shinsegae International, Inc.	26	3,739
Shinsegae, Inc.	89	18,577
SK Chemicals Co. Ltd.	169	65,421
SK Discovery Co. Ltd.	345	21,100
SK Gas Ltd.	126	12,157
SK Holdings Co. Ltd.	281	53,828
SK Hynix, Inc.	1,965	173,592
SK Innovation Co. Ltd.	436	68,434
SK Materials Co. Ltd.	73	17,162
SK Networks Co. Ltd.	5,413	23,498
SK Securities Co. Ltd.	8,304	6,127
SK Telecom Co. Ltd., ADR	3,350	78,758
SKC Co. Ltd.	96	7,807
SM Entertainment Co. Ltd.(1)	126	3,362
Songwon Industrial Co. Ltd.	612	7,878
Soulbrain Co. Ltd.(1)	82	18,914
Soulbrain Holdings Co., Ltd.	101	3,945
Studio Dragon Corp.(1)	61	4,437
Taeyoung Engineering & Construction Co. Ltd.	408	3,768
TES Co. Ltd.	187	4,927
Tokai Carbon Korea Co. Ltd.	67	6,235
Tongyang Life Insurance Co. Ltd.	1,989	6,562
Tongyang, Inc.	3,527	3,883
Toptec Co. Ltd.	247	2,868
TY Holdings Co. Ltd.(1)	394	8,462
Unid Co. Ltd.	250	9,900
Value Added Technology Co. Ltd.	38	764
Vieworks Co. Ltd.	33	874
Webzen, Inc.(1)	493	15,204
Winix, Inc.	64	1,180
WiSoL Co. Ltd.	429	6,364
WONIK IPS Co. Ltd.(1)	441	15,940

Wonik Materials Co. Ltd.	174	5,063
Woongjin Thinkbig Co. Ltd.	2,317	5,749
Woori Financial Group, Inc.	5,056	44,857
Youngone Corp.	199	5,437
Yuanta Securities Korea Co. Ltd.(1)	1,036	2,874
Yuhan Corp.	286	16,592
Zinus, Inc.	74	6,921
		7,924,201
Taiwan — 14.7%
A-DATA Technology Co. Ltd.	2,000	4,286
Ability Enterprise Co. Ltd.	2,000	971
AcBel Polytech, Inc.	2,000	2,077
Accton Technology Corp.	1,000	8,400
Ace Pillar Co. Ltd.	2,000	1,860
Acer, Inc.	60,000	48,812
ACES Electronic Co. Ltd.	2,000	2,228
Acter Group Corp. Ltd.	1,000	6,789
Advanced International Multitech Co. Ltd.	1,000	1,496
Advantech Co. Ltd.	1,099	11,849
Airmate Cayman International Co. Ltd.	1,020	935
Airtac International Group	1,000	29,162
Alchip Technologies Ltd.	1,000	23,492
Allis Electric Co. Ltd.	2,100	2,036
Alltek Technology Corp.	2,000	1,638
Alltop Technology Co. Ltd.	2,000	5,986
Alpha Networks, Inc.	5,773	5,931
Altek Corp.	2,000	1,946
Amazing Microelectronic Corp.	1,000	3,219
Ampire Co. Ltd.	2,000	1,434
AMPOC Far-East Co. Ltd.	2,000	2,363
AmTRAN Technology Co. Ltd.(1)	3,000	1,212
Apacer Technology, Inc.	1,000	1,318
APAQ Technology Co. Ltd.	3,000	5,806
APCB, Inc.	2,000	1,457
Apex International Co. Ltd.	4,000	11,421
Arcadyan Technology Corp.	1,000	3,401
Ardentec Corp.	9,000	11,812
Argosy Research, Inc.	2,155	8,824
ASE Technology Holding Co. Ltd., ADR	21,793	115,939
Asia Cement Corp.	20,000	30,413
Asia Optical Co., Inc.	2,000	5,143
Asia Pacific Telecom Co. Ltd.(1)	2,621	888
Asia Polymer Corp.	10,150	6,929
Asia Vital Components Co. Ltd.	6,000	15,584
ASROCK, Inc.	2,000	11,738
Asustek Computer, Inc.	7,000	61,225
Aten International Co. Ltd.	2,000	5,835
AU Optronics Corp., ADR(1)	60,800	26,071
Audix Corp.	1,000	1,620
AURAS Technology Co. Ltd.	3,000	24,561
AVY Precision Technology, Inc.	1,020	845
Bank of Kaohsiung Co. Ltd.(1)	4,000	1,446
BenQ Materials Corp.	2,000	1,722
BES Engineering Corp.	25,000	7,891
Bin Chuan Enterprise Co. Ltd.	2,000	2,235

Bizlink Holding, Inc.	1,000	8,609
Brighton-Best International Taiwan, Inc.	1,000	928
Capital Securities Corp.	40,000	16,858
Career Technology MFG. Co. Ltd.	1,020	1,335
Casetek Holdings Ltd.	4,000	12,126
Catcher Technology Co. Ltd.	7,000	46,232
Cathay Financial Holding Co. Ltd.	73,000	103,353
Celxpert Energy Corp.	3,000	4,766
Central Reinsurance Co. Ltd.	2,000	1,583
Chailease Holding Co. Ltd.	1,040	5,699
ChainQui Construction Development Co. Ltd.	2,200	1,679
Chang Hwa Commercial Bank Ltd.	7,280	4,550
Chang Wah Electromaterials, Inc.	10,000	10,239
Chang Wah Technology Co. Ltd.	1,000	2,093
Channel Well Technology Co. Ltd.	2,000	3,109
Charoen Pokphand Enterprise	3,000	7,518
CHC Healthcare Group	1,000	1,429
Chenbro Micom Co. Ltd.	2,000	6,011
Cheng Loong Corp.	12,000	13,386
Cheng Shin Rubber Industry Co. Ltd.	16,000	23,824
Cheng Uei Precision Industry Co. Ltd.	11,000	16,598
Chia Chang Co. Ltd.	5,000	6,866
Chia Hsin Cement Corp.	2,000	1,274
Chicony Electronics Co. Ltd.	9,000	26,995
Chicony Power Technology Co. Ltd.	4,000	9,454
Chilisin Electronics Corp.	4,000	18,583
Chin-Poon Industrial Co. Ltd.	7,000	7,632
China Airlines Ltd.(1)	45,000	15,403
China Bills Finance Corp.	12,000	6,317
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,657
China Development Financial Holding Corp.	137,000	42,899
China General Plastics Corp.	9,100	7,611
China Life Insurance Co. Ltd.	44,520	35,332
China Man-Made Fiber Corp.(1)	6,000	1,983
China Metal Products	1,000	1,220
China Motor Corp.(1)	5,000	8,450
China Petrochemical Development Corp.	10,000	3,195
China Steel Chemical Corp.	2,000	7,194
China Steel Corp.	43,000	34,411
Chinese Maritime Transport Ltd.	1,000	983
Ching Feng Home Fashions Co. Ltd.	1,000	1,152
Chipbond Technology Corp.	12,000	26,998
ChipMOS Technologies, Inc.	14,000	15,611
Chlitina Holding Ltd.	1,000	7,212
Chong Hong Construction Co. Ltd.	2,000	5,826
Chroma ATE, Inc.	1,000	5,266
Chung Hung Steel Corp.(1)	4,000	1,691
Chung-Hsin Electric & Machinery Manufacturing Corp.	9,000	18,424
Chunghwa Telecom Co. Ltd., ADR(2)	1,496	56,968
Cleanaway Co. Ltd.	2,000	11,440
Clevo Co.(1)	8,000	8,593
CMC Magnetics Corp.	7,000	2,102
Co-Tech Development Corp.	1,000	1,604
Compal Electronics, Inc.	84,000	56,920
Compeq Manufacturing Co. Ltd.	22,000	37,161

Concord Securities Co. Ltd.	4,028	1,434
Coremax Corp.	3,000	6,272
Coretronic Corp.	7,000	8,626
Creative Sensor, Inc.	2,000	1,346
CTBC Financial Holding Co. Ltd.	126,000	84,538
CTCI Corp.	3,000	4,122
CviLux Corp.	4,000	4,499
Cyberlink Corp.	2,000	7,380
CyberTAN Technology, Inc.	3,000	1,638
Delta Electronics, Inc.	5,000	39,467
Dimerco Express Corp.	2,000	4,546
Dyaco International, Inc.	1,000	4,289
Dynamic Electronics Co. Ltd.(1)	16,000	10,655
Dynapack International Technology Corp.	3,000	8,786
E Ink Holdings, Inc.	1,000	1,435
E-LIFE MALL Corp.	1,000	2,513
E.Sun Financial Holding Co. Ltd.	53,789	47,485
Eastern Media International Corp.	15,000	9,034
Eclat Textile Co. Ltd.	1,000	14,048
Edom Technology Co. Ltd.	2,000	1,606
Elan Microelectronics Corp.	8,000	37,107
Elite Advanced Laser Corp.	3,000	7,324
Elite Material Co. Ltd.	5,000	27,412
Elite Semiconductor Microelectronics Technology, Inc.	5,000	8,872
Elitegroup Computer Systems Co. Ltd.(1)	3,000	1,813
Epistar Corp.(1)	9,000	12,021
Eson Precision Ind Co. Ltd.	1,000	1,454
Eternal Materials Co. Ltd.	11,000	13,446
Eva Airways Corp.	24,000	10,625
Evergreen International Storage & Transport Corp.	13,000	7,276
Evergreen Marine Corp. Taiwan Ltd.(1)	24,000	20,811
Everlight Chemical Industrial Corp.	11,000	6,647
Everlight Electronics Co. Ltd.	13,000	16,897
Excellence Opto, Inc.	2,000	2,475
Excelsior Medical Co. Ltd.	3,000	6,043
Far Eastern Department Stores Ltd.	15,000	12,845
Far Eastern International Bank	27,742	10,409
Far Eastern New Century Corp.	44,000	42,245
Far EasTone Telecommunications Co. Ltd.	17,000	37,001
Farglory F T Z Investment Holding Co. Ltd.	2,000	2,068
Farglory Land Development Co. Ltd.	2,000	3,658
Federal Corp.(1)	9,000	6,334
Feng Hsin Steel Co. Ltd.	7,000	14,382
Feng TAY Enterprise Co. Ltd.	1,200	7,735
First Financial Holding Co. Ltd.	36,050	26,912
First Steamship Co. Ltd.	16,350	5,369
FLEXium Interconnect, Inc.	7,000	29,519
Flytech Technology Co. Ltd.	2,000	4,387
FocalTech Systems Co. Ltd.(1)	4,900	11,480
Forcecon Tech Co. Ltd.	3,284	7,902
Formosa Advanced Technologies Co. Ltd.	5,000	6,494
Formosa Chemicals & Fibre Corp.	7,000	18,926
Formosa International Hotels Corp.	1,000	4,967
Formosa Optical Technology Co. Ltd.	1,000	2,106
Formosa Petrochemical Corp.	4,000	12,676

Formosa Plastics Corp.	11,000	32,905
Formosa Sumco Technology Corp.	2,000	10,256
Formosa Taffeta Co. Ltd.	5,000	5,380
Formosan Rubber Group, Inc.	2,000	1,752
Founding Construction & Development Co. Ltd.	2,000	1,155
Foxconn Technology Co. Ltd.	11,000	20,258
Foxsemicon Integrated Technology, Inc.	1,000	7,185
FSP Technology, Inc.	2,000	2,801
Fubon Financial Holding Co. Ltd.	58,000	89,942
Fulgent Sun International Holding Co. Ltd.	3,042	12,891
Full Wang International Development Co. Ltd.	2,000	1,157
Fusheng Precision Co. Ltd.	1,000	5,996
G Shank Enterprise Co. Ltd.	2,000	1,388
Gamania Digital Entertainment Co. Ltd.	4,000	9,257
Gemtek Technology Corp.(1)	8,000	8,487
General Interface Solution Holding Ltd.	5,000	19,869
Genesys Logic, Inc.	1,000	2,599
Getac Technology Corp.	5,000	8,456
Giant Manufacturing Co. Ltd.	3,000	29,768
Gigabyte Technology Co. Ltd.	10,000	27,583
Ginko International Co. Ltd.	2,100	10,945
Global Brands Manufacture Ltd.	2,000	1,671
Globalwafers Co. Ltd.	2,000	39,209
Globe Union Industrial Corp.	2,000	1,127
Gloria Material Technology Corp.	2,000	1,147
Gold Circuit Electronics Ltd.(1)	2,000	3,601
Goldsun Building Materials Co. Ltd.	5,990	5,671
Gourmet Master Co. Ltd.	2,000	9,994
Grand Pacific Petrochemical(1)	15,000	12,322
Grape King Bio Ltd.	1,000	6,349
Greatek Electronics, Inc.	6,000	11,607
GTM Holdings Corp.	2,000	1,722
Hannstar Board Corp.	5,301	8,358
HannStar Display Corp.(1)	33,000	11,662
HannsTouch Solution, Inc.	3,000	1,160
Heran Co. Ltd.	2,000	7,566
Highlight Tech Corp.	2,000	2,703
Highwealth Construction Corp.	1,100	1,715
Hiroca Holdings Ltd.	1,000	2,062
Hitron Technology, Inc.	7,000	5,634
Hiwin Technologies Corp.	1,030	11,009
Ho Tung Chemical Corp.(1)	25,000	8,916
Holiday Entertainment Co. Ltd.	1,000	2,224
Holy Stone Enterprise Co. Ltd.	3,000	12,299
Hon Hai Precision Industry Co. Ltd.	95,000	274,561
Hong Pu Real Estate Development Co. Ltd.	2,000	1,689
Hong YI Fiber Industry Co.	2,000	1,182
Hota Industrial Manufacturing Co. Ltd.	2,000	6,899
Hotai Finance Co. Ltd.	2,000	5,773
Hotai Motor Co. Ltd.	1,000	22,524
Hsing TA Cement Co.	2,000	1,432
HTC Corp.(1)	9,000	9,867
Hu Lane Associate, Inc.	1,025	4,052
Hua Nan Financial Holdings Co. Ltd.	26,400	16,819
Huaku Development Co. Ltd.	4,000	12,383

Huang Hsiang Construction Corp.	1,000	1,394
Hung Ching Development & Construction Co. Ltd.	2,000	1,348
Hung Sheng Construction Ltd.	2,400	1,602
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,457
IBF Financial Holdings Co. Ltd.	38,426	16,186
Ichia Technologies, Inc.	16,000	10,343
IEI Integration Corp.	3,000	5,073
Innodisk Corp.	1,020	5,844
Innolux Corp.(1)	116,000	40,970
Inpaq Technology Co. Ltd.	1,000	1,848
Integrated Service Technology, Inc.	5,000	10,239
International CSRC Investment Holdings Co.	3,000	2,435
International Games System Co. Ltd.	1,000	23,832
Inventec Corp.	31,000	25,357
ITE Technology, Inc.	1,000	2,481
ITEQ Corp.	4,000	19,257
Jentech Precision Industrial Co. Ltd.	1,000	9,817
Jih Sun Financial Holdings Co. Ltd.	19,310	6,973
K Laser Technology, Inc.(1)	2,000	1,331
Kenda Rubber Industrial Co. Ltd.	1,040	1,348
Kenmec Mechanical Engineering Co. Ltd.	2,000	2,010
Kindom Development Co. Ltd.	6,000	7,905
King Yuan Electronics Co. Ltd.	23,000	28,595
King's Town Bank Co. Ltd.	14,000	18,753
Kinik Co.	1,000	2,166
Kinpo Electronics	22,000	8,616
Kinsus Interconnect Technology Corp.	6,000	19,016
KS Terminals, Inc.	1,000	1,505
Kung Long Batteries Industrial Co. Ltd.	2,000	9,827
Kung Sing Engineering Corp.(1)	4,000	1,658
Kuoyang Construction Co. Ltd.	1,000	920
L&K Engineering Co. Ltd.	1,000	992
Lemtech Holdings Co. Ltd.	2,000	8,363
Lextar Electronics Corp.(1)	3,000	2,146
Lien Hwa Industrial Holdings Corp.	1,160	1,678
Lingsen Precision Industries Ltd.(1)	4,000	1,769
Lite-On Technology Corp.	30,000	50,611
Long Da Construction & Development Corp.	2,000	1,118
Longchen Paper & Packaging Co. Ltd.	15,000	9,993
Longwell Co.	1,000	1,919
Lotes Co. Ltd.	1,000	15,537
Lumax International Corp. Ltd.	1,000	2,389
Lung Yen Life Service Corp.	3,000	5,649
Macauto Industrial Co. Ltd.	2,000	6,150
Macronix International	32,000	43,318
Makalot Industrial Co. Ltd.	2,000	12,929
Marketech International Corp.	3,000	11,817
MediaTek, Inc.	5,000	123,743
Mega Financial Holding Co. Ltd.	37,000	36,951
Meiloon Industrial Co.	2,000	2,278
Mercuries & Associates Holding Ltd.	10,400	7,816
Mercuries Life Insurance Co. Ltd.(1)	21,000	6,405
Merry Electronics Co. Ltd.	4,000	19,888
Micro-Star International Co. Ltd.	8,000	35,136
Microbio Co. Ltd.(1)	2,000	5,268

Mitac Holdings Corp.	7,840	8,120
Mobiletron Electronics Co. Ltd.	1,000	1,176
MOSA Industrial Corp.	8,000	8,723
MPI Corp.	2,000	8,125
Namchow Holdings Co. Ltd.	1,000	1,583
Nan Kang Rubber Tire Co. Ltd.	3,000	4,572
Nan Liu Enterprise Co. Ltd.	1,000	6,776
Nan Pao Resins Chemical Co. Ltd.	1,000	5,445
Nan Ren Lake Leisure Amusement Co. Ltd.	2,000	813
Nan Ya Plastics Corp.	8,000	18,032
Nan Ya Printed Circuit Board Corp.(1)	1,000	6,381
Nantex Industry Co. Ltd.	5,000	10,779
Nanya Technology Corp.	2,000	5,088
Nichidenbo Corp.	4,000	6,714
Nien Made Enterprise Co. Ltd.	2,000	23,642
Nishoku Technology, Inc.	2,000	8,433
Novatek Microelectronics Corp.	2,000	21,037
O-Bank Co. Ltd.	21,000	4,860
O-TA Precision Industry Co. Ltd.	1,000	2,235
OptoTech Corp.(1)	7,000	6,519
Orient Semiconductor Electronics Ltd.	4,000	1,847
Oriental Union Chemical Corp.	2,000	1,250
Pan Jit International, Inc.	9,000	14,109
Pan-International Industrial Corp.	2,000	1,491
Parade Technologies Ltd.	1,000	36,398
PChome Online, Inc.	3,000	9,239
Pegatron Corp.	27,000	61,910
PharmaEngine, Inc.	3,000	6,413
Phihong Technology Co. Ltd.(1)	14,000	6,368
Phison Electronics Corp.	1,000	11,347
Plotech Co. Ltd.	2,000	2,040
Pou Chen Corp.	20,000	21,886
Powertech Technology, Inc.	11,000	35,551
Poya International Co. Ltd.	1,000	20,989
President Chain Store Corp.	2,000	18,185
President Securities Corp.	14,280	7,900
Primax Electronics Ltd.	9,000	14,762
Prince Housing & Development Corp.	19,000	8,005
Promate Electronic Co. Ltd.	1,000	1,244
Prosperity Dielectrics Co. Ltd.	3,000	6,779
Qisda Corp.	40,000	32,875
Quang Viet Enterprise Co. Ltd.	1,000	3,686
Quanta Computer, Inc.	17,000	45,983
Quanta Storage, Inc.	5,000	6,901
Radiant Opto-Electronics Corp.	3,000	12,179
Radium Life Tech Co. Ltd.	2,000	941
Realtek Semiconductor Corp.	3,000	39,098
Rechi Precision Co. Ltd.	2,000	1,464
Rexon Industrial Corp. Ltd.	4,000	10,857
Rich Development Co. Ltd.	6,000	2,296
Roo Hsing Co. Ltd.(1)	3,000	1,248
Ruentex Development Co. Ltd.	3,000	4,418
Ruentex Engineering & Construction Co.	2,000	4,506
Ruentex Industries Ltd.	4,000	9,756
Ruentex Materials Co. Ltd.	1,000	1,282

Sampo Corp.	9,000	8,475
San Fang Chemical Industry Co. Ltd.	2,000	1,605
San Far Property Ltd.	2,206	1,362
San Shing Fastech Corp.	3,000	5,157
Sanyang Motor Co. Ltd.	12,000	15,614
SCI Pharmtech, Inc.	1,000	4,414
SDI Corp.	1,000	2,801
Sercomm Corp.	1,000	2,768
Shan-Loong Transportation Co. Ltd.	2,000	2,249
Shanghai Commercial & Savings Bank Ltd. (The)	8,000	10,931
Sheng Yu Steel Co. Ltd.	2,000	1,412
ShenMao Technology, Inc.	2,000	1,951
Shin Kong Financial Holding Co. Ltd.	117,118	35,219
Shin Zu Shing Co. Ltd.	3,123	15,854
Shining Building Business Co. Ltd.(1)	3,000	1,909
Shinkong Insurance Co. Ltd.	5,000	6,828
Shinkong Synthetic Fibers Corp.	16,000	7,052
Sigurd Microelectronics Corp.	11,000	17,441
Simplo Technology Co. Ltd.	4,000	46,570
Sinbon Electronics Co. Ltd.	1,000	6,854
Sincere Navigation Corp.	12,000	6,658
Sino-American Silicon Products, Inc.	7,000	35,295
Sinon Corp.	10,000	7,372
SinoPac Financial Holdings Co. Ltd.	78,000	30,342
Sinyi Realty, Inc.	1,000	1,073
Sirtec International Co. Ltd.	1,000	951
Sitronix Technology Corp.	1,000	4,924
Siward Crystal Technology Co. Ltd.	2,000	1,616
Soft-World International Corp.	1,000	3,168
Solar Applied Materials Technology Co.	11,000	18,252
Sonix Technology Co. Ltd.	4,000	9,390
Sporton International, Inc.	1,000	8,397
St Shine Optical Co. Ltd.	1,000	10,155
Standard Foods Corp.	3,000	6,572
Stark Technology, Inc.	3,000	7,090
Sunjuice Holdings Co. Ltd.	1,000	10,981
Sunonwealth Electric Machine Industry Co. Ltd.	1,000	1,978
Supreme Electronics Co. Ltd.	7,000	8,015
Swancor Holding Co. Ltd.	2,000	11,814
Sweeten Real Estate Development Co. Ltd.	2,160	1,637
Symtek Automation Asia Co. Ltd.	2,000	5,612
Syncmold Enterprise Corp.	2,000	6,075
Synnex Technology International Corp.	20,000	31,253
Systex Corp.	4,000	11,864
T3EX Global Holdings Corp.	2,000	2,575
TA Chen Stainless Pipe	11,000	10,857
Ta Ya Electric Wire & Cable	16,000	11,981
TA-I Technology Co. Ltd.	3,000	8,064
Tai-Saw Technology Co. Ltd.(1)	2,000	1,630
Taichung Commercial Bank Co. Ltd.	38,352	14,664
Taiflex Scientific Co. Ltd.	4,000	7,769
Tainan Spinning Co. Ltd.	3,000	1,575
Tainergy Tech Co. Ltd.(1)	5,000	5,054
Taishin Financial Holding Co. Ltd.	72,642	34,040
TaiSol Electronics Co. Ltd.	2,000	4,877

Taisun Enterprise Co. Ltd.	2,000	1,651
Taita Chemical Co. Ltd.	3,090	3,536
Taiwan Business Bank	45,150	15,768
Taiwan Cement Corp.	45,150	68,012
Taiwan Cogeneration Corp.	7,000	9,633
Taiwan Cooperative Financial Holding Co. Ltd.	36,050	25,690
Taiwan FamilyMart Co. Ltd.	1,000	9,327
Taiwan Fertilizer Co. Ltd.	4,000	7,585
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,410
Taiwan FU Hsing Industrial Co. Ltd.	4,000	6,439
Taiwan Glass Industry Corp.(1)	26,000	16,384
Taiwan High Speed Rail Corp.	25,000	27,553
Taiwan Hon Chuan Enterprise Co. Ltd.	5,000	10,550
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	2,000	1,967
Taiwan Land Development Corp.(1)	4,000	1,107
Taiwan Mobile Co. Ltd.	5,000	17,024
Taiwan Paiho Ltd.	5,000	13,125
Taiwan PCB Techvest Co. Ltd.	6,000	9,611
Taiwan Sakura Corp.	1,000	1,776
Taiwan Secom Co. Ltd.	4,000	12,440
Taiwan Semiconductor Co. Ltd.	1,000	1,997
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,443	1,983,380
Taiwan Shin Kong Security Co. Ltd.	1,010	1,317
Taiwan Styrene Monomer	2,000	1,237
Taiwan Surface Mounting Technology Corp.	4,000	17,152
Taiwan TEA Corp.(1)	2,000	1,341
Taiwan Union Technology Corp.	1,000	4,110
Tatung Co. Ltd.(1)	2,000	1,470
Te Chang Construction Co. Ltd.	1,000	1,094
Teco Electric and Machinery Co. Ltd.	27,000	28,007
Tera Autotech Corp.	1,081	878
Test Research, Inc.	1,000	1,991
Test Rite International Co. Ltd.(1)	2,000	1,798
Tex-Ray Industrial Co. Ltd.(1)	12,000	7,901
Thermaltake Technology Co. Ltd.	3,000	7,344
Thinking Electronic Industrial Co. Ltd.	2,000	10,287
Thye Ming Industrial Co. Ltd.	1,000	1,070
Ton Yi Industrial Corp.(1)	4,000	1,636
Tong Hsing Electronic Industries Ltd.	755	5,266
Tong Yang Industry Co. Ltd.	2,000	2,797
Tong-Tai Machine & Tool Co. Ltd.	2,000	1,032
Topco Scientific Co. Ltd.	4,000	17,069
Topoint Technology Co. Ltd.	2,000	1,881
TPK Holding Co. Ltd.(1)	8,000	13,150
Transcend Information, Inc.	3,000	6,805
Tripod Technology Corp.	7,000	29,991
Tsann Kuen Enterprise Co. Ltd.	2,000	1,339
TSRC Corp.	2,000	1,595
TTY Biopharm Co. Ltd.	1,000	2,435
Tung Ho Steel Enterprise Corp.	10,000	11,747
TXC Corp.	2,000	5,621
TYC Brother Industrial Co. Ltd.	2,000	1,543
Tyntek Corp.	3,000	1,766
U-Ming Marine Transport Corp.	5,000	5,515
Uni-President Enterprises Corp.	20,000	45,646

Unimicron Technology Corp.	24,000	75,899
Union Bank of Taiwan	22,470	8,195
Union Insurance Co. Ltd.	2,100	1,469
Unitech Printed Circuit Board Corp.	12,000	9,853
United Microelectronics Corp.	177,000	249,920
United Renewable Energy Co. Ltd.(1)	67,000	34,971
Univacco Technology, Inc.	2,000	1,625
Universal Cement Corp.	2,000	1,601
UPC Technology Corp.	19,000	11,656
USI Corp.	17,000	11,849
Vanguard International Semiconductor Corp.	7,000	25,831
Ventec International Group Co. Ltd.	2,000	4,909
Wafer Works Corp.	6,000	7,924
Wah Lee Industrial Corp.	1,000	2,714
Walsin Lihwa Corp.	37,000	25,207
Walsin Technology Corp.	3,000	20,504
Walton Advanced Engineering, Inc.(1)	3,000	1,314
Wan Hai Lines Ltd.	11,000	16,783
Wei Chuan Foods Corp.	2,000	1,500
Weikeng Industrial Co. Ltd.	15,000	10,310
Well Shin Technology Co. Ltd.	1,000	1,680
Weltrend Semiconductor	2,000	2,323
Win Semiconductors Corp.	5,000	58,863
Winbond Electronics Corp.	32,000	20,580
Winstek Semiconductor Co. Ltd.	2,000	1,933
Wisdom Marine Lines Co. Ltd.(1)	2,047	1,610
Wistron Corp.	43,000	45,093
Wiwynn Corp.	1,000	23,995
WPG Holdings Ltd.	6,000	8,983
WT Microelectronics Co. Ltd.	5,000	7,027
WUS Printed Circuit Co. Ltd.	1,800	1,970
Xxentria Technology Materials Corp.	1,000	2,176
Yageo Corp.	1,000	15,556
Yang Ming Marine Transport Corp.(1)	28,000	13,019
YC INOX Co. Ltd.	2,000	1,800
YCC Parts Manufacturing Co. Ltd.	1,000	1,497
Yem Chio Co. Ltd.(1)	13,000	7,806
YFY, Inc.	24,000	20,055
Yieh Phui Enterprise Co. Ltd.(1)	17,000	7,313
Yonyu Plastics Co. Ltd.	1,000	1,165
Youngtek Electronics Corp.	1,000	2,201
Yuanta Financial Holding Co. Ltd.	128,600	86,039
Yulon Finance Corp.	1,100	3,912
Yulon Motor Co. Ltd.(1)	6,357	8,707
YungShin Global Holding Corp.	1,000	1,608
Yungtay Engineering Co. Ltd.	1,000	2,150
Zeng Hsing Industrial Co. Ltd.	1,000	4,879
Zenitron Corp.	2,000	1,523
Zero One Technology Co. Ltd.	2,000	2,768
Zhen Ding Technology Holding Ltd.	10,000	43,398
Zig Sheng Industrial Co. Ltd.(1)	4,000	1,318
		8,151,932
Thailand — 2.2%
Advanced Info Service PCL, NVDR	5,600	32,511
AEON Thana Sinsap Thailand PCL, NVDR	500	2,619

Airports of Thailand PCL, NVDR	9,200	19,206
Amanah Leasing PCL, NVDR	9,200	850
Amata Corp. PCL, NVDR	12,200	6,736
AP Thailand PCL, NVDR	41,200	9,482
Asia Sermkij Leasing PCL, NVDR	1,200	853
Asset World Corp. PCL, NVDR	33,500	5,253
B Grimm Power PCL, NVDR	9,700	15,599
Bangchak Corp. PCL, NVDR	18,000	11,641
Bangkok Airways PCL, NVDR	4,300	846
Bangkok Aviation Fuel Services PCL, NVDR(1)	1,000	768
Bangkok Bank PCL, NVDR	5,100	19,775
Bangkok Chain Hospital PCL, NVDR	5,900	2,721
Bangkok Dusit Medical Services PCL, NVDR	23,700	16,710
Bangkok Expressway & Metro PCL, NVDR	33,200	9,986
Bangkok Land PCL, NVDR	61,200	2,058
Bangkok Life Assurance PCL, NVDR	14,300	9,418
Banpu PCL, NVDR	51,700	14,529
Banpu Power PCL, NVDR	9,700	5,157
BCPG PCL, NVDR	3,600	1,753
BEC World PCL, NVDR(1)	36,800	7,453
Berli Jucker PCL, NVDR	1,000	1,226
BTS Group Holdings PCL, NVDR	37,600	12,589
Bumrungrad Hospital PCL, NVDR	4,200	17,192
Cal-Comp Electronics Thailand PCL, NVDR	24,300	1,818
Carabao Group PCL, NVDR	3,100	12,334
Central Pattana PCL, NVDR	10,800	17,945
Central Plaza Hotel PCL, NVDR(1)	1,900	1,509
Central Retail Corp. PCL, NVDR(1)	16,541	17,560
CH Karnchang PCL, NVDR	12,400	7,463
Charoen Pokphand Foods PCL, NVDR	33,600	31,727
Chularat Hospital PCL, NVDR	50,400	4,233
CK Power PCL, NVDR(1)	6,000	1,005
Com7 PCL, NVDR	3,300	4,456
CP ALL PCL, NVDR(1)	20,400	40,564
Dhipaya Insurance PCL, NVDR	5,900	5,106
Diamond Building Products PCL, NVDR	5,000	983
Dohome PCL, NVDR	3,500	1,589
Dynasty Ceramic PCL, NVDR	84,500	6,426
Eastern Polymer Group PCL, NVDR	4,300	822
Eastern Water Resources Development and Management PCL, NVDR	2,900	902
Ekachai Medical Care PCL, NVDR(1)	4,700	781
Electricity Generating PCL, NVDR	1,600	11,346
Energy Absolute PCL, NVDR	4,500	6,608
Erawan Group PCL (The), NVDR	8,700	963
Esso Thailand PCL, NVDR(1)	4,400	1,044
GFPT PCL, NVDR	16,100	7,453
Global Power Synergy PCL, NVDR	800	1,845
Gulf Energy Development PCL, NVDR	12,300	14,129
Gunkul Engineering PCL, NVDR	152,900	12,551
Haad Thip PCL, NVDR	1,400	1,637
Hana Microelectronics PCL, NVDR	10,400	14,750
Home Product Center PCL, NVDR	30,200	14,643
Ichitan Group PCL, NVDR	5,600	2,011
Indorama Ventures PCL, NVDR	19,400	20,349
Intouch Holdings PCL, NVDR	4,900	8,994

IRPC PCL, NVDR	69,200	6,136
Italian-Thai Development PCL, NVDR(1)	149,800	5,480
Jasmine International PCL, NVDR	53,400	5,860
Jay Mart PCL, NVDR	5,556	3,172
JMT Network Services PCL, NVDR	7,000	7,754
JWD Infologistics PCL, NVDR	3,900	1,096
Kasikornbank PCL, NVDR	3,000	10,810
KCE Electronics PCL, NVDR	18,300	24,455
KGI Securities Thailand PCL, NVDR	47,000	5,819
Kiatnakin Phatra Bank PCL, NVDR	4,500	7,329
Krung Thai Bank PCL, NVDR	23,800	8,362
Krungthai Card PCL, NVDR	10,800	18,149
Land & Houses PCL, NVDR	28,200	7,259
LPN Development PCL, NVDR	37,300	5,825
Major Cineplex Group PCL, NVDR	17,300	10,809
MBK PCL, NVDR	6,500	2,840
MC Group PCL, NVDR	4,300	1,450
MCS Steel PCL, NVDR	3,400	1,442
Mega Lifesciences PCL, NVDR	7,500	8,992
Minor International PCL, NVDR(1)	13,500	10,961
MK Real Estate Development PCL, NVDR	10,100	1,025
MK Restaurants Group PCL, NVDR	600	1,057
Muangthai Capital PCL, NVDR(1)	6,200	10,982
Noble Development PCL, NVDR	2,700	1,807
Nusasiri PCL, NVDR(1)	94,600	778
Osotspa PCL, NVDR	4,000	4,793
Plan B Media PCL, NVDR	24,500	5,026
Polyplex Thailand PCL, NVDR	2,400	1,825
Precious Shipping PCL, NVDR(1)	4,300	866
Premier Marketing PCL, NVDR	3,900	1,085
Prima Marine PCL, NVDR	39,800	10,151
Property Perfect PCL, NVDR	40,700	509
Pruksa Holding PCL, NVDR	16,600	6,838
PTG Energy PCL, NVDR	19,400	11,481
PTT Exploration & Production PCL, NVDR	9,000	28,333
PTT Global Chemical PCL, NVDR	18,600	34,809
PTT PCL, NVDR	71,200	93,104
Quality Houses PCL, NVDR	108,900	8,322
Raimon Land PCL, NVDR(1)	40,600	815
Rajthanee Hospital PCL, NVDR	1,400	1,066
Ratch Group PCL, NVDR	3,900	7,271
Ratchthani Leasing PCL, NVDR	58,350	7,140
Regional Container Lines PCL, NVDR(1)	8,100	2,678
Rojana Industrial Park PCL, NVDR	6,800	1,015
RS PCL, NVDR	10,700	6,237
S 11 Group PCL, NVDR	4,200	887
Sansiri PCL, NVDR	159,700	4,149
SEAFCO PCL, NVDR	5,200	883
Siam Cement PCL (The), NVDR	6,500	79,911
Siam Commercial Bank PCL (The), NVDR	4,400	12,350
Siam Future Development PCL, NVDR	5,800	937
Siam Global House PCL, NVDR	5,448	3,261
Siamgas & Petrochemicals PCL, NVDR	27,100	9,200
Singha Estate PCL, NVDR	20,100	986
Sino-Thai Engineering & Construction PCL, NVDR	17,200	7,508

SNC Former PCL, NVDR	2,800	1,189
Somboon Advance Technology PCL, NVDR	2,000	945
SPCG PCL, NVDR	13,200	9,383
Sri Trang Agro-Industry PCL, NVDR	22,400	19,823
Srisawad Corp. PCL, NVDR	7,600	14,543
Srisawad Finance PCL, NVDR(1)	4,400	4,379
Star Petroleum Refining PCL, NVDR	18,400	4,576
STP & I PCL, NVDR	7,300	931
Supalai PCL, NVDR	17,300	10,190
Super Energy Corp. PCL, NVDR(1)	129,100	3,897
Susco PCL, NVDR	10,600	964
Synnex Thailand PCL, NVDR	11,700	5,814
Taokaenoi Food & Marketing PCL, NVDR	2,900	1,039
Thai Airways International PCL, NVDR(1)	6,800	654
Thai Oil PCL, NVDR(1)	5,400	8,325
Thai Union Group PCL, NVDR	32,500	16,135
Thai Vegetable Oil PCL, NVDR	3,400	3,637
Thaifoods Group PCL, NVDR	70,100	11,644
Thanachart Capital PCL, NVDR	1,200	1,342
Thoresen Thai Agencies PCL, NVDR	7,000	988
Tipco Asphalt PCL, NVDR	11,200	6,776
Tisco Financial Group PCL, NVDR	3,400	8,778
TMB Bank PCL, NVDR	219,700	7,581
TOA Paint Thailand PCL, NVDR	2,300	2,790
Total Access Communication PCL, NVDR	15,400	19,083
TPI Polene PCL, NVDR	156,800	7,906
TPI Polene Power PCL, NVDR	10,200	1,492
TQM Corp. PCL, NVDR	700	2,893
True Corp. PCL, NVDR	204,500	21,915
TTW PCL, NVDR	2,500	1,049
U City PCL, NVDR(1)	30,800	1,294
Unique Engineering & Construction PCL, NVDR	4,000	659
Univanich Palm Oil PCL, NVDR	5,800	977
VGI PCL, NVDR	3,100	782
Vinythai PCL, NVDR	1,500	1,168
WHA Corp. PCL, NVDR	9,100	938
Workpoint Entertainment PCL, NVDR	14,600	6,289
WP Energy PCL, NVDR	5,900	858
Zen Corp. Group PCL, NVDR	2,200	847
		1,240,035
Turkey — 0.4%
Akbank T.A.S.(1)	17,232	13,269
Aksa Akrilik Kimya Sanayii AS	1,279	1,744
Aksa Enerji Uretim AS(1)	7,931	7,101
Anadolu Efes Biracilik Ve Malt Sanayii AS	267	715
Arcelik AS(1)	470	1,639
Aselsan Elektronik Sanayi Ve Ticaret AS	2,862	6,325
Aygaz AS	474	740
Bagfas Bandirma Gubre Fabrikalari AS(1)	416	1,029
Bera Holding AS(1)	2,301	3,909
BIM Birlesik Magazalar AS	2,155	19,261
Cemtas Celik Makina Sanayi Ve Ticaret AS(1)	729	1,359
Coca-Cola Icecek AS	165	1,179
Dogan Sirketler Grubu Holding AS	3,552	1,087
Eregli Demir ve Celik Fabrikalari TAS	9,230	12,985

Ford Otomotiv Sanayi AS	453	6,225
Haci Omer Sabanci Holding AS	12,123	14,891
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	856	1,261
Is Yatirim Menkul Degerler AS	1,327	2,189
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(1)	6,824	4,429
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	15,130	9,449
KOC Holding AS	7,287	16,440
Koza Altin Isletmeleri AS(1)	413	3,926
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	4,008	6,481
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	783	4,593
Migros Ticaret AS(1)	260	1,402
NET Holding AS(1)	2,629	1,027
Nuh Cimento Sanayi AS	462	2,388
Pegasus Hava Tasimaciligi AS(1)	1,025	7,477
Petkim Petrokimya Holding AS(1)	2,817	1,510
Sasa Polyester Sanayi AS(1)	1,655	3,444
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,189	1,907
Sok Marketler Ticaret AS(1)	577	924
TAV Havalimanlari Holding AS	626	1,517
Tekfen Holding AS	2,125	3,942
Turk Hava Yollari AO(1)	5,902	8,581
Turk Traktor ve Ziraat Makineleri AS	120	2,103
Turkcell Iletisim Hizmetleri AS, ADR(2)	2,099	10,243
Turkiye Garanti Bankasi AS(1)	7,976	8,926
Turkiye Halk Bankasi AS(1)	8,002	5,460
Turkiye Is Bankasi AS, C Shares(1)	9,358	7,792
Turkiye Petrol Rafinerileri AS(1)	508	5,896
Turkiye Sigorta AS(1)	4,436	3,149
Turkiye Sinai Kalkinma Bankasi AS(1)	10,264	3,014
Turkiye Sise ve Cam Fabrikalari AS	6,131	5,312
Turkiye Vakiflar Bankasi TAO, D Shares(1)	3,470	2,015
Vestel Elektronik Sanayi ve Ticaret AS(1)	502	1,282
Yapi ve Kredi Bankasi AS(1)	29,439	10,768
Zorlu Enerji Elektrik Uretim AS(1)	4,083	1,385
		243,690
TOTAL COMMON STOCKS (Cost $44,153,657)		54,564,026
WARRANTS†
Malaysia†
JAKS Resources Bhd(1)	3,440	350
Vizione Holdings Bhd(1)	2,040	75
		425
Thailand†
BTS Group Holdings PCL, NVDR(1)	720	4
JMT Network Services PCL, NVDR(1)	717	—
MBK PCL, NVDR(1)	260	88
		92
TOTAL WARRANTS (Cost $—)		517
RIGHTS†
China†
Jiayuan International Group Ltd.(1)	219	1
Sino-Ocean Group Holding Ltd.(1)	192	—
		1

South Korea†
Helixmith Co. Ltd.(1)	25	291
TOTAL RIGHTS (Cost $—)		292
TEMPORARY CASH INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $538,039)	538,039	538,039
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $606,747)	606,747	606,747
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $45,298,443)		55,709,621
OTHER ASSETS AND LIABILITIES — (0.4)%		(238,986)
TOTAL NET ASSETS — 100.0%		$55,470,635

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	December 2020	$543,480	$31,625

^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.2%
Consumer Discretionary	16.2%
Financials	16.1%
Communication Services	9.9%
Materials	9.6%
Industrials	7.7%
Energy	5.3%
Consumer Staples	5.1%
Health Care	4.1%
Real Estate	2.8%
Utilities	2.3%
Cash and Equivalents*	1.7%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,459,983. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,594,616, which includes securities collateral of $987,869.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	1,204,732	1,825,699	—
Chile	75,110	259,695	—
China	6,285,988	14,233,608	—
Colombia	24,438	88,519	—
India	632,427	4,549,580	—
Indonesia	88,004	797,927	—
Mexico	331,120	783,833	—
Peru	126,387	—	—
Philippines	21,387	436,748	—
Russia	44,850	1,166,312	—
South Africa	300,648	1,817,955	—
South Korea	650,528	7,273,673	—
Taiwan	2,156,287	5,995,645	—
Turkey	10,243	233,447	—
Other Countries	—	3,149,236	—
Warrants	—	517	—
Rights	—	292	—
Temporary Cash Investments	538,039	—	—
Temporary Cash Investments - Securities Lending Collateral	606,747	—	—
	13,096,935	42,612,686	—
Other Financial Instruments
Futures Contracts	31,625	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.